Filed electronically with the Securities and Exchange Commission on October 23, 1998

                                File No. 2-36238
                                File No. 811-2021

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     ----------
         Post-Effective Amendment No.     59
                                     ----------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     43
                       ----------


                            Scudder Securities Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ------------------------------------ ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston MA 02110
                    ----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                   immediately upon filing pursuant to paragraph (b)
          --------

             X     on November 1, 1998  pursuant to paragraph (b)
          --------

                   60 days after filing pursuant to paragraph (a)(i)
          --------

                   on _______________ pursuant to paragraph (a)(i)
          --------

                   75 days after filing pursuant to paragraph (a)(ii)
          --------

                   on _______________ pursuant to paragraph (a)(ii) of Rule 485.
          --------

                            SCUDDER DEVELOPMENT FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          FINANCIAL HIGHLIGHTS
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                          A MESSAGE FROM SCUDDER'S PRESIDENT
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing shares, Share price, Processing time,
                                           Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE


                                        1

                            SCUDDER DEVELOPMENT FUND
                                   (continued)

PART B
------

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             Policies                     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS

                                        2

                        SCUDDER SMALL COMPANY VALUE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          FINANCIAL HIGHLIGHTS
             Information

4.           General Description of       INVESTMENT OBJECTIVES AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                          A MESSAGE FROM SCUDDER'S PRESIDENT
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information
                                           Line, Dividend reinvestment plan, T.D.D. service for the
                                           hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing shares, Share price, Processing time,
                                           Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE

                                        3

                        SCUDDER SMALL COMPANY VALUE FUND
                                   (continued)

PART B
------

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             Policies                     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                          Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS

                                        4

                             SCUDDER MICRO CAP FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       A MESSAGE FROM SCUDDER'S PRESIDENT
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing shares, Share price, Processing time,
                                           Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE

                                        5

                             SCUDDER MICRO CAP FUND
                                   (continued)

PART B
------

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             Policies                     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS

                                        6

                        SCUDDER 21ST CENTURY GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       A MESSAGE FROM SCUDDER'S PRESIDENT
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing shares, Share price, Processing time,
                                           Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE

                                        7

                        SCUDDER 21ST CENTURY GROWTH FUND
                                   (continued)

PART B
------

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             Policies                     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover

14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS

                                        8

                         SCUDDER FINANCIAL SERVICES FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       A MESSAGE FROM SCUDDER'S PRESIDENT
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing shares, Share price, Processing time,
                                           Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE

                                        9

                         SCUDDER FINANCIAL SERVICES FUND
                                   (continued)

PART B
------

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             Policies                     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover

14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS

                                       10

                            SCUDDER HEALTH CARE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       A MESSAGE FROM SCUDDER'S PRESIDENT
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing shares, Share price, Processing time,
                                           Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE

                                       11

                            SCUDDER HEALTH CARE FUND
                                   (continued)

PART B
------

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             Policies                     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS

                                       12

                             SCUDDER TECHNOLOGY FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       A MESSAGE FROM SCUDDER'S PRESIDENT
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing shares, Share price, Processing time,
                                           Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE

                                       13

                             SCUDDER TECHNOLOGY FUND
                                   (continued)

PART B
------

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             Policies                     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS


This prospectus sets forth concisely the information about Scudder Development Fund, a diversified series of Scudder Securities Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain this prospectus for future reference.

If you require more detailed information, a Statement of Additional Information dated November 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.


NOT FDIC-      MAY LOSE VALUE
INSURED        NO BANK GUARANTEE


Scudder
Development
Fund

Prospectus
November 1, 1998

A pure no-load(TM) (no sales charges) mutual fund which seeks long-term growth of capital by investing primarily in medium-size companies with the potential for sustainable above-average earnings growth.

Expense information

How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Development Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                   NONE
     Commissions to reinvest dividends                                   NONE
     Redemption fees                                                     NONE*
     Fees to exchange shares                                             NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets, for the fiscal year ended June 30, 1998.

     Investment management fee                                           0.98%
     12b-1 fees                                                          NONE
     Other expenses                                                      0.43%
                                                                         -----
     Total Fund operating expenses                                       1.41%
                                                                         =====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


             1 Year           3 Years             5 Years           10 Years
             ------           -------             -------           --------
              $14               $45                 $77               $169


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

Financial highlights

The following table includes selected data for a share outstanding throughout each period (a) and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1998, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.




                                                                      Years Ended June 30,

                            1998        1997        1996        1995        1994        1993        1992        1991        1990
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,           -------------------------------------------------------------------------------------------------------
   beginning of period ...  $39.02      $45.56      $37.35      $27.58      $34.58      $29.92      $27.33      $26.25      $22.54
Income from investment     -------------------------------------------------------------------------------------------------------
   operations:
Net investment loss ......    (.41)       (.40)       (.38)       (.31)       (.30)       (.27)       (.23)       (.10)       (.08)
Net realized and
   unrealized gain
   (loss) on investment
   transactions ..........    6.94       (1.66)      12.79       12.20       (3.63)       6.63        3.78        2.41        6.07
Total from investment      -------------------------------------------------------------------------------------------------------
   operations ............    6.53       (2.06)      12.41       11.89       (3.93)       6.36        3.55        2.31        5.99
Less distributions from    -------------------------------------------------------------------------------------------------------
   net realized gains
   on investment
   transactions ..........   (3.88)      (4.48)      (4.20)      (2.12)      (3.07)      (1.70)       (.96)      (1.23)      (2.28)
                           -------------------------------------------------------------------------------------------------------
Total distributions ......   (3.88)      (4.48)      (4.20)      (2.12)      (3.07)      (1.70)       (.96)      (1.23)      (2.28)
                           -------------------------------------------------------------------------------------------------------
Net asset value,           -------------------------------------------------------------------------------------------------------
   end of period .........  $41.67      $39.02      $45.56      $37.35      $27.58      $34.58      $29.92      $27.33      $26.25
----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) .........   17.86       (4.93)      35.26       45.41      (12.91)      22.28       12.83       10.32       28.50
Ratios and Supplemental
   Data
Net assets, end of
   period ($ millions) ...     845         862       1,040         727         546         821         700         476         361
Ratio of operating
   expenses to average
   daily net assets (%)...    1.41        1.36        1.24        1.32        1.27        1.30        1.30        1.29        1.34
Ratio of net investment
   loss to average daily
   net assets (%) ........    (.99)      (1.02)       (.91)      (1.01)       (.91)       (.83)       (.70)       (.40)       (.35)
Portfolio turnover
   rate (%) ..............    52.4        52.2        58.8        41.6        48.3        49.2        53.5        70.8        40.1
Average commission rate
   paid (b) ..............  $.0510(c)   $.0355      $.0554      $   --      $   --      $   --      $   --      $   --      $   --


                                1989
---------------------------------------
Net asset value,              ---------
   beginning of period ...     $22.00
Income from investment        ---------
   operations:
Net investment loss ......       (.10)
Net realized and
   unrealized gain
   (loss) on investment
   transactions ..........       1.06
Total from investment         ---------
   operations ............        .96
Less distributions from       ---------
   net realized gains
   on investment
   transactions ..........       (.42)
                              ----------
Total distributions ......       (.42)
                              ----------
Net asset value,              ----------
   end of period .........     $22.54
----------------------------------------
Total Return (%) .........       4.66
Ratios and Supplemental
   Data
Net assets, end of
   period ($ millions) ...        275
Ratio of operating
   expenses to average
   daily net assets (%)...       1.32
Ratio of net investment
   loss to average daily
   net assets (%) ........       (.47)
Portfolio turnover
   rate (%) ..............       32.0
Average commission rate
   paid (b) ..............     $   --

(a) Per share amounts have been calculated using the weighted average shares method.
(b) Average commission rate paid per share of common and preferred stocks is calculated for fiscal periods ending on or after June 30, 1996.
(c) Unaudited.

A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Edmond D. Villani

Scudder Development Fund

Investment objective

o long-term growth of capital by investing primarily in medium-size companies with the potential for sustainable above-average earnings growth

Investment characteristics

o a professionally managed portfolio consisting primarily of medium-size growth companies

o potential for above-average long-term growth of capital in return for above-average risk

o    a pure no-load(TM) fund with no sales charges, commissions or 12b-1 fees


Contents

Investment objective and policies                      5
Why invest in the Fund?                                5
Additional information about policies
   and investments                                     6
Distribution and performance information               8
Fund organization                                      9
Transaction information                               11
Shareholder benefits                                  15
Purchases                                             17
Exchanges and redemptions                             18

Trustees and Officers                                 20

Investment products and services                      21
How to contact Scudder                                22

Investment objective and policies

Scudder Development Fund (the "Fund"), a diversified series of Scudder Securities Trust (the "Trust"), seeks long-term growth of capital by investing primarily in medium-size companies with the potential for sustainable above-average earnings growth. The Fund is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments


The Fund generally invests in equity securities, including common stocks and convertible securities, of companies that the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes have the potential for sustainable above-average earnings growth and/or may receive greater market recognition. Both factors are believed to offer significant opportunity for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general. The Fund will focus its investments in medium-size, or mid-capitalization companies. Medium-size companies are those companies with market capitalizations similar to those of companies included in the Standard & Poor's Corporation Mid-Cap 400 Index.


To help reduce risk, the Fund allocates its investments among many companies and different industries. In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.

For temporary defensive purposes the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such cases, the Fund may invest without limit in cash and may invest in high quality debt securities without equity features, U.S. Government securities and money market instruments which are rated in the two highest categories by Moody's Investor Services, Inc. or Standard & Poor's Corporation, or, if unrated, are deemed by the Adviser to be of equivalent quality. It is impossible to accurately predict how long such alternative strategies may be utilized.

In addition, the Fund may invest in preferred stocks when management anticipates that the capital appreciation is likely to equal or exceed that of common stocks over a selected time.


The Fund may enter into repurchase agreements, reverse repurchase agreements and invest in illiquid securities, foreign securities, convertible bonds, warrants and may engage in lending of portfolio securities and strategic transactions. More information about these investment techniques is provided under "Additional information about policies and investments."


Why invest in the Fund?

Scudder Development Fund offers participation in the potential growth of medium-size growth companies with favorable long-term prospects. The Fund offers the benefits of professional management of investments chiefly in U.S. companies with histories of strong earnings growth and like prospects for the future. In return for accepting above-average risk, investors gain access to a large, diversified portfolio designed for above-average capital appreciation compared to that available from portfolios with stocks of larger companies such as those in the Standard & Poor's 500 Stock Index.

Additional information about policies and investments

Investment restrictions

The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities, interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

Common stocks

Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Foreign securities

While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of the foreign securities is believed by the Adviser to offer equal or more potential than domestic alternatives in keeping with the investment objective of the Fund. However, the Fund has no current intention of investing more than 20% of its net assets in foreign securities.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.


Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Foreign securities. Investments in foreign securities involve special considerations, due to limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the income from securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs, experience conversion difficulties and uncertainties, and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

The Fund intends to distribute any dividends from net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of federal excise tax. An additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December

31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains, regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from net investment income may qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund organization

Scudder Development Fund is a diversified series of Scudder Securities Trust (the "Trust"), formerly known as Scudder Development Fund, an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in October 1985 and on December 31, 1985 assumed the business of its predecessor. Its predecessor was organized as a Delaware corporation in February 1970.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc. ("Scudder"), to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.


On September 7, 1998, the businesses of Zurich Insurance Company ("Zurich") (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.


Upon consummation of this transaction, the Fund's existing investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with the Adviser, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and will be submitted for shareholder approval at special meetings currently scheduled to conclude in December 1998.


For the fiscal year ended June 30, 1998, the Adviser received an investment management fee of 0.98% of the Fund's average daily net assets.

The fee is graduated so that increases in the Fund's net assets may result in a lower fee and decreases in the Fund's net assets may result in a higher fee.


The Fund's management fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. Because of the higher cost of research, this fee is higher than that charged by most funds, but not necessarily higher than fees charged to funds with investment objectives similar to those of the Fund.


All of the Fund's expenses are paid out of the assets of the Fund. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc. is located at
345 Park Avenue, New York, New York.


Year 2000 Issue


Like other mutual funds and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies generally.


Euro conversion

The planned introduction of a new European currency, the Euro, may result in uncertainties for European securities in the markets in which they trade and with respect to the operation of the Fund's portfolio. Currently, the Euro is expected to be introduced on January 1, 1999 by eleven European countries that are members of the European Economic and Monetary Union (EMU). The introduction of the Euro will require the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments that otherwise would not likely occur. Additional questions are raised by the fact that certain other EMU members, including the United Kingdom, will not officially be implementing the Euro on January 1, 1999. If the introduction of the Euro does not take place as planned, there could be negative effects, such as severe currency fluctuations and market disruptions.

The Adviser is actively working to address Euro-related issues and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on a portfolio holding is negative, it could hurt the portfolio's performance.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,
--   the account number of the fund, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements.

The Fund reserves the right, following 60 days written notice to applicable shareholders, to:

o assess an annual $10 per fund charge (with the fee to be paid to the fund) for any non-fiduciary account without an automatic investment plan in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

Fiduciary and custodial accounts with balances below $100 are subject to automatic redemption following 60 days written notice to applicable shareholders.

Please refer to "Purchases--Minimum balances" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind).

Shareholder benefits

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Development Fund is managed by a team of investment professionals, each of whom plays an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

Kurt R. Stalzer, Lead Portfolio Manager, assumed responsibility for the Fund's day-to-day operations in July 1998. Mr. Stalzer has over 15 years of investment industry experience including seven years managing mid- and small-capitalization equity securities. Prior to joining the Adviser in 1996, Mr. Stalzer managed small company growth equity securities for an investment management firm.


David Burshtan, Portfolio Manager, also joined the Fund's team in July 1998, and has 10 years of investment industry experience. Mr. Burshtan contributes expertise in medium-size and small company research and portfolio management. Prior to joining the Adviser in 1995, Mr. Burshtan was an equity analyst for an investment management firm and an equity analyst and portfolio manager for a trust company.


SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM)--A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Purchases

-------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account
                    Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail               Send your completed and signed application and check
payable to "The
Scudder Funds."                                   by regular mail to:        or            by express, registered,
                                                                                           or certified mail to:

                                                  The Scudder Funds                        The Scudder Funds
                                                  P.O. Box 2291                            66 Brooks Drive
                                                  Boston, MA                               Braintree, MA  02184
                                                  02107-2291

                    o By Wire                Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number. Then call
                                             1-800-225-5163 for instructions.

                    o  In Person             Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
---------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o By Mail                Send a check with a Scudder investment slip, or
payable to "The                              with a letter of instruction including your account number and
Scudder Funds."                              the complete Fund name, to the appropriate address listed above.

                    o By Wire                Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                    o In Person              Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                    o By Telephone           Please see Transaction information--Purchasing shares--
                                             By QuickBuy or By telephone order for more details.

                    o By Automatic           You may arrange to make investments on a regular basis through automatic
                      Investment Plan        deductions from your bank checking account. Please call
                      ($50 minimum)          1-800-225-5163 for  more information and an enrollment form.
---------------------------------------------------------------------------------------------------------------------------

                                       17

Exchanges and redemptions

------------------------------------------------------------------------------------------------------------------------

Exchanging shares   Minimum investments:  $2,500 to establish a new account;
                                          $100 to exchange among existing accounts

                    o By Telephone           To speak with a service representative, call 1-800-225-5163 from
                                             8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated Information
                                             Line, call 1-800-343-2890 (24 hours a day).
                    o By Mail                Print or type your instructions and include:
                      or Fax
                                               -   the name of the Fund and the account number you are exchanging from;
                                               -   your name(s) and address as they appear on your account;
                                               -   the dollar amount or number of shares you wish to exchange;
                                               -   the name of the Fund you are exchanging into;
                                               -   your signature(s) as it appears on your account; and
                                               -   a daytime telephone number.

                                             Send your instructions

                                             by regular mail to:      or   by express, registered,   or   by fax to:
                                                                           or certified mail to:

                                             The Scudder Funds             The Scudder Funds              1-800-821-6234
                                             P.O. Box 2291                 66 Brooks Drive
                                             Boston, MA 02107-2291         Braintree, MA  02184
------------------------------------------------------------------------------------------------------------------------

Redeeming           o By Telephone           To speak with a service representative, call 1-800-225-5163 from 8 a.m.
shares                                       to 8 p.m. eastern time or to access SAIL(TM),
                                             Scudder's Automated Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                    o By Mail                Send your instructions for redemption to the appropriate address or fax number
                      or Fax                 above and include:

                                              -   the name of the Fund and account number you are redeeming from;
                                              -   your name(s) and address as they appear on your account;
                                              -   the dollar amount or number of shares you wish to redeem;
                                              -   your signature(s) as it appears on your account; and
                                              -   a daytime telephone number.

                                             A signature guarantee is required for redemptions over $100,000. See Transaction information--Redeeming shares.

                    o By Automatic           You may arrange to receive automatic cash
                      Withdrawal             payments periodically. Call 1-800-225-5163
                      Plan                   for more information and an enrollment form.
------------------------------------------------------------------------------------------------------------------------

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.


Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Trustees and Officers

Daniel Pierce*
   President and Trustee

Paul Bancroft III
   Trustee; Venture Capitalist and Consultant

Sheryle J. Bolton
   Trustee; Chief Executive Officer, Scientific Learning Corporation

William T. Burgin
   Trustee; General Partner, Bessemer Venture Partners

Thomas J. Devine
   Trustee; Consultant

Keith R. Fox
   Trustee; Private Equity Investor, Exeter Capital Management Corporation

William H. Luers
   Trustee; President, The Metropolitan Museum of Art

Wilson Nolen
   Trustee; Consultant

Joan Spero
   Trustee; President, The Doris Duke Charitable Foundation

Kathryn L. Quirk*
   Trustee, Vice President and Assistant Secretary

Robert G. Stone, Jr.
   Honorary Trustee; Chairman Emeritus and Director, Kirby Corporation

Edmund R. Swanberg*
   Honorary Trustee

Peter Chin*
   Vice President

J. Brooks Dougherty*
   Vice President

James M. Eysenbach*
   Vice President

James E. Fenger*
   Vice President

Philip S. Fortuna*
   Vice President

Jerard K. Hartman*
   Vice President

Thomas W. Joseph*
   Vice President

Roy C. McKay*
   Vice President

Thaddeus Paluszek*
   Vice President

Peter Taylor*
   Vice President

Thomas F. McDonough*
   Vice President and Secretary

John R. Hebble*
   Treasurer

Richard W. Desmond*
   Assistant Secretary

Caroline Pearson*
   Assistant Secretary

*Scudder Kemper Investments, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--

     Prime Reserve Shares*

     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

                            SCUDDER DEVELOPMENT FUND


               A Pure No-Load (TM) (No Sales Charges) Mutual Fund

                     Which Seeks Long-Term Growth of Capital
     by Investing Primarily in Medium-Size Companies with the Potential for
                    Sustainable Above-Average Earnings Growth





--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 1998


--------------------------------------------------------------------------------




This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Scudder Development Fund dated November 1, 1998, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS

                                                                                                                    Page

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES..........................................................................1
         General Investment Objective and Policies....................................................................1
         Master/feeder structure......................................................................................1
         Investments Involving Above-Average Risk.....................................................................2
         Investments and Investment Techniques........................................................................2
         Investment Restrictions.....................................................................................11


PURCHASES............................................................................................................12
         Additional Information About Opening An Account.............................................................12
         Minimum balances............................................................................................12
         Additional Information About Making Subsequent Investments..................................................13
         Additional Information About Making Subsequent Investments by QuickBuy......................................13
         Checks......................................................................................................13
         Wire Transfer of Federal Funds..............................................................................14
         Share Price.................................................................................................14
         Share Certificates..........................................................................................14
         Other Information...........................................................................................14

EXCHANGES AND REDEMPTIONS............................................................................................15
         Exchanges...................................................................................................15
         Redemption by Telephone.....................................................................................15
         Redemption by QuickSell.....................................................................................16
         Redemption by Mail or Fax...................................................................................17
         Redemption-In-Kind..........................................................................................17
         Other Information...........................................................................................17


FEATURES AND SERVICES OFFERED BY THE FUND............................................................................18
         The Pure No-Load(TM)Concept.................................................................................18
         Internet access.............................................................................................19
         Dividends and Capital Gains Distribution Options............................................................19
         Scudder Investor Centers....................................................................................20
         Reports to Shareholders.....................................................................................20
         Transaction Summaries.......................................................................................20

THE SCUDDER FAMILY OF FUNDS..........................................................................................20


SPECIAL PLAN ACCOUNTS................................................................................................25
         Scudder Retirement Plans:  Profit-Sharingand Money Purchase Pension Plans for Corporations and Self-
               Employed Individuals..................................................................................25
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.........25
         Scudder IRA:  Individual Retirement Account.................................................................25
         Scudder Roth IRA:  Individual Retirement Account............................................................26
         Scudder 403(b) Plan.........................................................................................27
         Automatic Withdrawal Plan...................................................................................27
         Group or Salary Deduction Plan..............................................................................27
         Automatic Investment Plan...................................................................................28
         Uniform Transfers/Gifts to Minors Act.......................................................................28


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................28


                                       i

                          TABLE OF CONTENTS (continued)
                                                                                                                    Page

PERFORMANCE INFORMATION..............................................................................................28
         Average Annual Total Return.................................................................................28
         Cumulative Total Return.....................................................................................29
         Total Return................................................................................................29
         Comparison of Fund Performance..............................................................................29
         Taking a Global Approach....................................................................................32
         Scudder's 30% Solution......................................................................................33

FUND ORGANIZATION....................................................................................................33

INVESTMENT ADVISER...................................................................................................34
         Personal Investments by Employees of the Adviser............................................................37

TRUSTEES AND OFFICERS................................................................................................37

REMUNERATION.........................................................................................................40
         Responsibilities of the Board --Board and Committee Meetings................................................40
         Compensation of Officers and Trustees.......................................................................40

DISTRIBUTOR..........................................................................................................41

TAXES................................................................................................................42

PORTFOLIO TRANSACTIONS...............................................................................................45
         Brokerage Commissions.......................................................................................45
         Portfolio Turnover..........................................................................................46

NET ASSET VALUE......................................................................................................46

ADDITIONAL INFORMATION...............................................................................................47
         Experts.....................................................................................................47
         Shareholder Indemnification.................................................................................47
         Other Information...........................................................................................48

FINANCIAL STATEMENTS.................................................................................................49

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

   (See "Investment objective and policies" and "Additional information about policies and investments" in the Fund's prospectus.)


         Scudder Development Fund (the "Fund") is a pure no-load(TM), diversified series of Scudder Securities Trust (the "Trust"), an open-end management investment company, which continuously offers and redeems its shares at net asset value. It is a company of the type commonly known as a mutual fund.


General Investment Objective and Policies


         Scudder Development Fund seeks long-term growth of capital by investing primarily in medium-size companies with the potential for sustainable above-average earnings growth. The Fund is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income.

         The Fund generally invests in equity securities, including common stocks and convertible securities, of companies that the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes have the potential for sustainable above-average earnings growth and/or may receive greater market recognition. Both factors are believed to offer significant opportunity for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general. The Fund will focus its investments in medium-size or mid-capitalization companies. Medium-size companies are those companies with market capitalizations similar to those of companies included in the Standard & Poor's Corporation Mid-Cap 400 Index.


         To help reduce risk, the Fund allocates its investments among many companies and different industries. In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.


         For temporary defensive purposes the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such cases, the Fund may invest without limit in cash, and may invest in high-quality debt securities without equity features, U.S. Government securities and money market instruments which are rated in the two highest categories by Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or, if unrated, are deemed by the Adviser to be of equivalent quality. It is impossible to accurately predict how long such alternative strategies may be utilized.


         In addition, the Fund may invest in preferred stocks when management anticipates that the capital appreciation is likely to equal or exceed that of common stocks over a selected time.


         The Fund may enter into repurchase agreements, reverse repurchase agreements and invest in warrants, illiquid securities, foreign securities, convertible bonds, and may engage in the lending of portfolio securities and strategic transactions.

         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund is intended to be an investment vehicle for that portion of an investor's assets which can appropriately accept above-average risk and is not intended to provide a balanced investment program to meet all requirements of every investor.


         There is no assurance that the Fund will achieve its objective.

Master/feeder structure


         The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Investments Involving Above-Average Risk


         As opportunities for greater gain frequently involve a correspondingly large risk of loss, the Fund may purchase securities carrying above-average risk. The Fund's shares are believed by the Adviser to be suitable only for those investors who can make such investments without concern for current income and who are in a financial position to assume above-average stock market risks in search of substantial long-term rewards.

         As  stated   above,   the  Fund  may  purchase   securities   involving
above-average risk. For example, the Fund has invested from time to time in relatively new companies , however, the Fund will generally not invest more than 5% of its total assets in companies that, with their predecessors, have been in continuous operation for less than three years. The Fund's portfolio may also include the securities of little-known companies, that the Adviser believes have above-average earnings growth potential and/or may receive greater market recognition. Both factors are believed to offer significant opportunity for capital appreciation. Investment risk for these companies is higher than that normally associated with larger, older companies due to the greater business risks associated with small size, frequently narrow product lines and relative immaturity. To help reduce risk, the Fund allocates its investments among many companies and different industries.

         The Fund may invest in securities of small companies. The securities of smaller companies are often traded over-the-counter and may not be traded in the volumes typical of trades on a national securities exchange. Consequently, in order to sell this type of holding the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.


Investments and Investment Techniques


Illiquid Securities. A Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is a Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets .

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Fund will not invest more than 15% of its net assets in illiquid securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be physically held by the Custodian or in the Federal Reserve Book Entry System.

For purposes of the Investment Company Act of 1940, as amended ("1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.


Warrants. The Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.


Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.


Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers and are required to be secured continuously by collateral in cash, U.S. Government Securities and liquid high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Adviser to be in good standing. The value of the securities loaned will not exceed 5% of the value of the Fund's total assets at the time any loan is made.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.


In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities  in  the  Fund's  portfolio,  or  to  establish  a  position  in  the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.


General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."


         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.


         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.


         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities, indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.


General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.


         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.


Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.


         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.


Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally.

Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.


Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.


         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.


         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Foreign Securities. While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities of the same types as the domestic securities in which the Fund may invest when the anticipated performance of foreign securities is believed by the Adviser to offer equal or more potential than domestic alternatives in keeping with the investment objective of the Fund. However, the Fund has no current intention of investing more than 20% of its net assets in foreign securities.


         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, Inc. (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries.

         Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund temporarily may hold funds in bank deposits in foreign currencies during the completion of investment programs. Accordingly, the value of the assets for the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs and experience conversion difficulties and uncertainties in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies, if any, into U.S. dollars on a daily basis. It may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through strategic transactions involving currencies.

To the extent that the Fund invests in foreign securities, the Fund's share price could reflect the movements of the stock markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies could account for part of the Fund's investment performance.

Investment Restrictions


         Unless specified to the contrary, the following fundamental restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.


         The Fund has elected to be classified as a diversified series of an open-end investment company. In addition, as a matter of fundamental policy, the Fund will not:

(1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4) engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of that Fund's ownership of securities;

(6)      purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or

(7) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

         Nonfundamental policies may be changed without shareholder approval. As a matter of nonfundamental policy, the Fund does not currently intend to:


(1)      borrow money in an amount  greater than 5% of its total assets,  except
         (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;


(2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions,
         (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;


(5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

(6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and


(7) lend portfolio securities in an amount greater than 5% of its total assets.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

                                    PURCHASES

                (See "Purchases" and "Transaction information" in
                            the Fund's prospectus.)

Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.


         Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.


         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.


Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for an IRA), if an automatic investment plan (AIP) of $100/month ($50/month for an IRA) is established. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

o assess an annual $10 per fund charge (with the fee to be paid to the fund) for any non-fiduciary account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.


Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.


         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information


         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.


         The Board of Trustees and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of the Fund at any time for any reasons.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

                (See "Exchanges and redemptions" and "Transaction
                    information" in the Fund's prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust, the Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes thereof. For more information please call 1-800-225-5163.


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

(a)      NEW  INVESTORS   wishing  to  establish   telephone   redemption  to  a
         predesignated bank account must complete the appropriate section on the application.

(b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.


         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

      Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.


         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1- 800-225-5163.

 Redemption-In-Kind

         The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Trust is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


Other Information

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholder benefits" in the Fund's prospectus.)

The Pure No-Load(TM) Concept


         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.


         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.


         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules , a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.



====================================================================================================================
                                Scudder                                                            No-Load Fund
         Years              Pure No-Load(TM)      8.50% Load Fund            Load Fund with       with 0.25% 12b-1
                                Fund                                        0.75% 12b-1 Fee             Fee
--------------------------------------------------------------------------------------------------------------------


          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
--------------------------------------------------------------------------------------------------------------------

          15                    41,772                 38,222                 37,698                 40,371
--------------------------------------------------------------------------------------------------------------------

          20                    67,275                 61,557                 58,672                 64,282
====================================================================================================================



         Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.


Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.


         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.


         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call MeTM feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividends and Capital Gains Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Funds' prospectuses for the address.


         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.


         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.


Scudder Investor Centers


         Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.


Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS


       (See "Investment products and services" in the Fund's prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.


MONEY MARKET

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

--------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.


         Scudder  Corporate  Bond  Fund  seeks a high  level of  current  income
         through  investment   primarily  in  investment-grade   corporate  debt
         securities.


         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

         Scudder  Dividend & Growth Fund seeks high current income and long-term
         growth  of  capital   through   investment   in  income  paying  equity
         securities.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.


         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.


         Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder  Value  Fund**  seeks  long-term   growth  of  capital  through
         investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

         Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in quality medium-size companies with the potential for sustainable above-average earnings growth.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

SCUDDER CHOICE SERIES

         Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

--------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.

         Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

         Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

SCUDDER PREFERRED SERIES

         Scudder Tax Managed Growth Fund seeks long-term growth of capital on an after-tax basis by investing primarily in established, medium- to large-sized U.S. companies with leading competitive positions.

         Scudder  Tax  Managed  Small  Company  Fund seeks  long-term  growth of
         capital  on  an  after-tax  basis  through   investment   primarily  in
         undervalued stocks of small U.S. companies.

GLOBAL EQUITY

     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

         Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.

         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

         Scudder   International  Fund***  seeks  long-term  growth  of  capital primarily through a diversified portfolio of marketable foreign equity securities.

         Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.

         Scudder   Global   Discovery   Fund**   seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

--------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS


        (See "Scudder tax-advantaged retirement plans," "Purchases -- By
         Automatic Investment Plan" and "Exchanges and redemptions -- By
              Automatic Withdrawal Plan" in the Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1- 800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.


         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.


Scudder Retirement Plans:   Profit-Sharing and Money Purchase
Pension Plans for Corporations and  Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.


Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.


         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------------------------------------------------------
         Starting                                          Annual Rate of Return
          Age of                    -----------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)


                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket


-----------------------------------------------------------------------------------------------------------
          Starting                                         Annual Rate of Return
          Age of                   ------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681

Scudder Roth IRA:  Individual Retirement Account

         Shares of the Fund(s) may be purchased as the underlying investment for an individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.


         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.


Scudder 403(b) Plan


         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.


Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.


Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

 (See "Distribution and performance information -- Dividends and capital gains distributions" in the Fund's prospectus.)


         The Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. In the past, the Fund has followed the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal income taxes for which the shareholders may claim a credit against their federal income tax liability. If the Fund does not distribute the amount of capital gains and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to such tax. In certain circumstances the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")


         The Fund intends to distribute substantially all of its investment company taxable income and any net realized capital gains resulting from Fund investment activity in December although an additional distribution may be made, if necessary. Distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (see "TAXES"), whether made in shares or cash.

                             PERFORMANCE INFORMATION

 (See "Distribution and performance information -- Performance information" in the Fund's prospectus.)

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Average Annual Total Return

         Average Annual Total Return is the average annual compound rate of return for the periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):


                               T = (ERV/P)1/n - 1

         Where:
                   P        =        a hypothetical initial investment of $1,000
                   T        =        Average Annual Total Return
                   n        =        number of years
                   ERV      =        ending  redeemable  value:  ERV  is the
                                     value,   at  the  end  of  the  applicable
                                     period,    of   a   hypothetical    $1,000
                                     investment made at the beginning of the applicable period.

         Average Annual Total Return for the periods ended June 30, 1998


        One year                 Five years             Ten  years

         17.86%                    13.93%                  14.66%

Cumulative Total Return


         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative Total Return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):


                                 C = (ERV/P) -1


         Where:
                   C        =        Cumulative Total Return
                   P        =        a hypothetical initial investment of $1,000
                   ERV      =        ending  redeemable  value:  ERV  is the
                                     value,   at  the  end  of  the  applicable
                                     period,    of   a   hypothetical    $1,000
                                     investment made at the beginning of the applicable period.

           Cumulative Total Return for the periods ended June 30, 1998


          One year                       Five years                   Ten  years

           17.86%                          91.94%                       292.90%

Total Return


         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.


         Quotations of the Fund's performance are historical and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's expenses.


Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index and statistics published by the Small Business Administration.


         From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.


         From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.


         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.


         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.


American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.


Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.


Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.


Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.


Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.


The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.


Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.


Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.


Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

Taking a Global Approach

         Many U.S. investors limit their holdings to U.S. securities because they assume that international or global investing is too risky. While there are risks connected with investing overseas, it's important to remember that no investment -- even in blue-chip domestic securities -- is entirely risk free. Looking outside U.S. borders, an investor today can find opportunities that mirror domestic investments -- everything from large, stable multinational companies to start-ups in emerging markets. To determine the level of risk with which you are comfortable, and the potential for reward you're seeking over the long term, you need to review the type of investment, the world markets, and your time horizon.

         The U.S. is unusual in that it has a very broad economy that is well represented in the stock market. However, many countries around the world are not only undergoing a revolution in how their economies operate, but also in terms of the role their stock markets play in financing activities. There is vibrant change throughout the global economy and all of this represents potential investment opportunity.

         Investing beyond the United States can open this world of opportunity, due partly to the dramatic shift in the balance of world markets. In 1970, the United States alone accounted for two-thirds of the value of the world's stock markets. Now, the situation is reversed -- only 35% of global stock market capitalization resides here. There are companies in Southeast Asia that are starting to dominate regional activity; there are companies in Europe that are expanding outside of their traditional markets and taking advantage of faster growth in Asia and Latin America; other companies throughout the world are getting out from under state control and restructuring; developing countries continue to open their doors to foreign investment.

         Stocks in many foreign markets can be attractively priced. The global stock markets do not move in lock step. When the valuations in one market rise, there are other markets that are less expensive. There is also volatility within markets in that some sectors may be more expensive while others are depressed in valuation. A wider set of opportunities can help make it possible to find the best values available.

         International or global investing offers diversification because the investment is not limited to a single country or economy. In fact, many experts agree that investment strategies that include both U.S. and non-U.S. investments strike the best balance between risk and reward.

Scudder's 30% Solution

         The 30 Percent Solution -- A Global Guide for Investors Seeking Better Performance With Reduced Portfolio Risk is a booklet, created by Scudder, to convey its vision about the new global investment dynamic. This dynamic is a result of the profound and ongoing changes in the global economy and the financial markets. The booklet explains how Scudder believes an equity investment portfolio with up to 30% in international holdings and 70% in domestic holdings can improve long-term performance while simultaneously helping to reduce overall risk.

                                FUND ORGANIZATION

              (See "Fund organization" in the Fund's prospectus.)

         The Fund is a series of Scudder Securities Trust, formerly Scudder Development Fund, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trust's shares are currently divided into seven series, Scudder Development Fund, Scudder Financial Services Fund, Scudder Health Care Fund, Scudder Micro Cap Fund, Scudder Small Company Value Fund, Scudder Techonology Fund and Scudder 21st Century Growth Fund. The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidations. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in each Fund's prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

         The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes, nor of changing the method of distribution of shares of the Fund.

         The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                               INVESTMENT ADVISER

   (See "Fund organization -- Investment adviser" in the Fund's prospectus.)


         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc. ("Scudder") is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.


         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between the Adviser, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in the Adviser's funds in connection with the AMA InvestmentLink(SM) Program.

The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.


         Because the transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement between the Trust on behalf of the Fund and the Adviser was approved by the Trust's Trustees on August 6, 1997. At the special meeting of the Fund's shareholders held on October 27, 1997, the shareholders also approved the new investment management agreement. The investment management agreement became effective as of December 31, 1997 . The investment management agreement is in all material respects on the same terms as the previous investment management agreement which it supersedes. The investment management agreement incorporates conforming changes which promote consistency among all of the funds advised by the Adviser and which permit ease of administration.

         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Upon consummation of this transaction, the Fund's existing investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement (the "Agreement") with the Adviser, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This Agreement became effective upon the termination of the then current investment management agreement and will be submitted for shareholder approval at special meetings currently scheduled to conclude in December 1998.

         The Agreement dated September 7, 1998, was approved by the Trustees of the Fund on August 6, 1998. The Agreement will continue in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Fund's Declaration of Trust and By-Laws, the 1940 Act and the Internal Revenue Code of 1986, as amended and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Fund may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.


         The Adviser pays the compensation and expenses (except those for attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers and executive employees of the Fund affiliated with the Adviser and makes available, without expense to the Fund, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.


         For these services the Fund pays the Adviser a fee equal to an annual rate of 1% of the Fund's first $500 million of average daily net assets, 0.95 of 1% of the next $500 million of such net assets, and 0.90 of 1% on such net assets in excess of $1 billion. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. Because of the higher cost of research, this fee is higher than that charged by most funds, but not necessarily higher than fees charged to funds with investment objectives similar to those of the Fund. The investment advisory fees for the fiscal years ended June 30, 1996, 1997 and 1998 were $8,710,130, $8,996,442 and $8,554,028, respectively. This was equivalent to an annual effective rate of 0.98% of the Fund's average daily net assets for the fiscal year ended June 30, 1998.


         Under the Agreement, the Fund is responsible for all of its other expenses including: fees and expenses incurred in connection with membership in investment company organizations; broker's commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses including expenses of issuance, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.


         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens & Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.


         In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Fund who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.


         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

         None of the Trustees or officers of the Trust may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Fund.


Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

                                                                                                 Position with
                                                                                                 Underwriter,
                                                                                                 Scudder Investor
Name,  Age, and Address         Position with Fund       Principal Occupation**                  Services, Inc.
------------------------        ------------------       ----------------------                  ----------------

Daniel Pierce (64)+*@           President and Trustee    Managing Director of Scudder Kemper     Vice President and
                                                         Investments, Inc.                       Assistant Treasurer

Paul Bancroft III (68)          Trustee                  Venture Capitalist and Consultant;      --
79 Pine Lane                                             Retired, President, Chief Executive
Box 6639                                                 Officer and Director, Bessemer
Snowmass Village, CO  81615                              Securities  Corporation

Sheryle J. Bolton (52)          Trustee                  CEO, Scientific Learning Corporation,   --
Scientific Learning                                      Former President and Chief Operating
Corporation                                              Officer, Physicians Online, Inc.
1995 University Ave                                      (electronic transmission of clinical
Suite 400                                                information for physicians
San Francisco, CA  94704                                 (1994-1995); Member, Senior
                                                         Management Team, Rockefeller & Co.
                                                         (1990-1993)

William T. Burgin (55)          Trustee                  General Partner, Bessemer Venture       --
83 Walnut Street                                         Partners; General Partner, Deer &
Wellesley, MA  02181                                     Company; Director, James River Corp.;
                                                         Director, Galile Corp., Director of
                                                         various privately held  companies

                                       37

                                                                                                 Position with
                                                                                                 Underwriter,
                                                                                                 Scudder Investor
Name,  Age, and Address         Position with Fund       Principal Occupation**                  Services, Inc.
------------------------        ------------------       ----------------------                  ----------------

Thomas J. Devine (71)           Trustee                  Consultant                              --
149 East 73rd Street
New York, NY   10022

Keith R. Fox (44)               Trustee                  Private Equity Investor, Exeter         --
10 East 53rd Street                                       Capital Management  Corporation
New York, NY   10022

William H. Luers (69)           Trustee                  President, The Metropolitan Museum of   --
The Metropolitan                                          Art (1986 to  present)
  Museum of Art
1000 Fifth Avenue
New York, NY 10028

Wilson Nolen (71)               Trustee                  Consultant (1989 to present);           --
1120 Fifth Avenue                                        Corporate Vice President, Becton,
New York, NY 10128-0144                                  Dickinson & Company (manufacturer of
                                                         medical and scientific products)
                                                         until  1989

Joan E. Spero (54)               Trustee                 President, The Doris Duke Charitable    --
Doris Duke Charitable                                    Foundation (1997 to present),
Foundation                                               Undersecretary of State for Economic,
650 Fifth Avenue, 19th Floor                             Business, and Agricultural Affairs,
New York, NY  10019                                      (1993-1997)

Kathryn L. Quirk (45) ++@        Trustee, Vice           Managing Director of Scudder Kemper     Senior Vice President,
                                 President and           Investments, Inc.                       Chief Legal Officer
                                 Assistant Secretary                                             and Assistant Clerk

Robert G. Stone, Jr. (75)       Honorary Trustee         Chairman Emeritus and Director, Kirby   --
405 Lexington Avenue                                     Corporation (inland and offshore
39th Floor                                               marine transportation and diesel
New York, NY 10174                                       repairs)

Edmund R. Swanberg (77)++       Honorary Trustee         Advisory Managing Director of Scudder   --
                                                         Kemper Investments,  Inc.

Peter Chin (56)++               Vice President           Senior Vice President of Scudder        --
                                                         Kemper Investments,  Inc.

J. Brooks Dougherty (39)+       Vice President           Senior Vice President of Scudder        --
                                                         Kemper Investments,  Inc.

James M. Eysenbach (36)#        Vice President           Senior Vice President of Scudder        --
                                                         Kemper Investments,  Inc.

James E. Fenger (39)##          Vice President           Managing Director of Scudder Kemper     --
                                Investments, Inc.

                                       38

                                                                                                 Position with
                                                                                                 Underwriter,
                                                                                                 Scudder Investor
Name,  Age, and Address         Position with Fund       Principal Occupation**                  Services, Inc.
------------------------        ------------------       ----------------------                  ----------------

Philip S. Fortuna (40)#         Vice President           Managing Director of Scudder Kemper     Vice President
                                                         Investments

Jerard K. Hartman (65)++        Vice President           Managing Director of Scudder Kemper     --
                                                         Investments

Thomas W. Joseph (59)+          Vice President           Senior Vice President of Scudder        Vice President,
                                                         Kemper Investments, Inc.                Treasurer and
                                                                                                 Assistant Clerk

Roy C. McKay (55)++             Vice President           Managing Director of Scudder Kemper     --
                                Investments, Inc.

Thaddeus Paluszek (41)++        Vice President           Vice President of Scudder Kemper        --
                                Investments, Inc.

Peter Taylor (61)++             Vice President           Managing Director of Scudder Kemper     --
                                Investments, Inc.

Thomas F. McDonough (51)+       Vice President and       Senior Vice President of Scudder        Clerk
                                Secretary                Kemper Investments, Inc.

John R. Hebble (40)+            Treasurer                Senior Vice President of Scudder        --
                                                         Kemper Investments,  Inc.

Richard W. Desmond (62)++       Assistant Secretary      Vice President of Scudder Kemper        Vice President
                                Investments, Inc.

Caroline Pearson (36)+          Assistant Secretary      Senior Vice President of Scudder        --
                                                         Kemper Investments, Inc.; Associate,
                                                         Dechert Price & Rhoads (law firm)
                                                         1989 - 1997


* Mr. Pierce and Ms. Quirk are considered by the Trust and its counsel to be persons who are "interested persons" of the Adviser or of the Trust within the meaning of the 1940 Act.
** Unless otherwise stated, all officers and trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
@ Mr. Pierce and Ms. Quirk are members of the Executive Committee which may exercise substantially all of the powers of the Board of Trustees when it is not in session.
+        Address:  Two International Place, Boston, Massachusetts 02110
++       Address:  345 Park Avenue, New York, New York 10154
#        Address:  101  California  Street,   Suite  4100,  San  Francisco,   CA
         94111-5886
##       Address: 222 South Riverside Plaza, Chicago, IL 60606-5808


         The Trustees and Officers of the Trust also serve in similar capacities with respect to other Scudder Funds.

         To the knowledge of the Trust, as of September 30, 1998, all Trustees and officers of the Fund as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) 298,517 shares, or 1.55% of the shares of the Fund outstanding on such date.

         Certain accounts for which the Adviser acts as investment adviser owned 1,375,502 shares in the aggregate, or 6.89% of the outstanding shares on September 30, 1998. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.


         To the knowledge of the Trust, as of September 30, 1998, no person owned beneficially more than 5% of the Fund's outstanding shares except as stated above.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings


         The Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.


Compensation of Officers and Trustees


         The Independent Trustees receive the following compensation from the Funds of Scudder Securities Trust: an annual trustee's fee of $3,500; a fee of $325 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of the Fund and the Adviser or any affiliate of the Adviser; $100 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.


         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1997 from the Trust and from all of the Scudder funds as a group.


                                               Scudder Securities Trust*                   All Scudder Funds
                                               -------------------------                   -----------------

                                     Paid by             Paid by          Paid by               Paid by
     Name                           the Trust         the Adviser(1)      the Funds          the Adviser(1)
     ----                           ---------         --------------      ---------          --------------

     Paul Bancroft III,              $38,155              $5,400          $156,922         $25,950 (20 funds)
     Trustee

                                       40

                                               Scudder Securities Trust*                   All Scudder Funds
                                               -------------------------                   -----------------

                                     Paid by             Paid by          Paid by               Paid by
     Name                           the Trust         the Adviser(1)      the Funds          the Adviser(1)
     ----                           ---------         --------------      ---------          --------------

     Sheryle J. Bolton,              $5,068               $0.00           $86,213          $10,800 (20 funds)
     Trustee**

     William T. Burgin,              $23,353              $5,400          $85,950          $17,550 (20 funds)
     Trustee

     Thomas J. Devine,               $43,255              $5,400          $187,348         $186,598 (21 funds)
     Trustee

     Keith R. Fox,
     Trustee                         $44,905              $5,400          $134,390         $17,550 (18 funds)

     William H. Luers,               $5,068               $0.00           $117,729         $16,350 (20 funds)
     Trustee **

     Wilson Nolen,
     Trustee                         $40,455              $5,400          $189,548         $25,300 (21 funds)

     Joan E. Spero,***
     Trustee                         $0.00                $0.00           $0.00            $0.00



(1) The Adviser paid the compensation to the Trustees for meetings associated with the Adviser's alliance with Zurich Insurance Company. See "Investment Adviser" for additional information.
* Scudder Securities Trust consists of seven funds: Scudder Development Fund, Scudder Financial Services Fund, Scudder Health Care Fund, Scudder Technology Fund, Scudder Micro Cap Fund, Scudder Small Company Value Fund and Scudder 21st Century Growth Fund.
**       Elected as Trustee of the Trust  in October 1997.
***      Elected as Trustee of the Trust in September 1998.


         Members of the Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by the Fund.

                                   DISTRIBUTOR


         The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by a vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on August 6, 1998.

         Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in the various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

       Note: Although the Fund does not currently have a 12b-1 Plan, the Fund would also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, were adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.


         As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

  (See "Distribution and performance information -- Dividends and capital gain distributions" and "Transaction information -- Tax information, Tax identification number" in the Fund's prospectus.)

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute, and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income includes dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund. Presently, the Fund has no capital loss carryforwards.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.


         Dividends from domestic corporations are expected to comprise a substantial part of the Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law, and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         A qualifying individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         The Fund may invest in shares of certain foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution. Certain distributions from a PFIC as well as gains from the sale of the PFIC shares are treated as "excess distributions." In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will be subject to tax on the portion, if any, of an excess distribution that is allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Excess distributions allocated to the current taxable year are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be deductible as ordinary loss to the extent of any net mark to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         Equity options (including covered call options on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of an exercise of a put option, on the Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or substantially identical stock in the Fund's portfolio. If the Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

         Many futures contracts and certain foreign currency forward contracts entered into by the Fund and all listed non-equity options written or purchased by the Fund (including options on futures contracts and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

         Positions of the Fund which consist of at least one stock and at least one other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

         Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or non-equity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund intends to monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.


         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures contracts and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.


         The Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         The Fund is organized as a series of a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that it qualifies as a regulated investment company for federal income tax purposes.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.


         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.


         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.


         Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.


         The Trustees review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable


         For the fiscal years ended June 30, 1996, 1997 and 1998 the Fund paid total brokerage commissions of $466,503, $825,519 and $632,294 respectively. For the fiscal year ended June 30, 1998, $546,203 (86.38% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research market and statistical information to the Fund or the Adviser. The total amount of brokerage transactions aggregated $909,088,698, of which $279,238,409 (30.72% of all brokerage transactions) were transactions which included research commissions.


Portfolio Turnover


         The portfolio turnover rates (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less) for the fiscal years ended June 30, 1997 and 1998 were 52.2% and 52.4%, respectively.


                                 NET ASSET VALUE

         The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.


         An exchange-traded equity security is valued at its most recent sale price on such exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation, the security is valued at the most recent bid quotation as of the Value Time.

         Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less maturing at par shall be valued at amortized cost , which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.


         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.


         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.


         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The Financial Highlights of the Fund included in the prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Effective July 1, 1998, Coopers & Lybrand L.L.P. and Price Waterhouse LLP merged to become PricewaterhouseCoopers LLP. PricewaterhouseCoopers, LLP is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with generally accepted auditing standards, and the preparation of federal tax returns.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Fund's property of any shareholder held personally liable for the claims and liabilities which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Other Information

         Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the objective and policies of the Fund, and other factors such as its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         The name "Scudder Securities Trust" is the designation of the Trustees for the time being under a Declaration of Trust dated October 16, 1985, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund. No series of the Trust shall be liable for the obligations of any other series. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

         The CUSIP number of the Fund is 811196-10-4.

         The Fund employs State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as custodian.

         The firm of Dechert Price & Rhoads of Boston is counsel to the Trust.


         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million, 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The fee incurred by the Fund for the fiscal years ended June 30, 1996, 1997 and 1998 amounted to $127,426, $130,526 and $121,851, respectively, of which $9,054 was unpaid at June 30, 1998.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend paying agent for the Fund. The Fund pays Service Corporation an annual fee for each account maintained for a participant. The fee incurred by the Fund for the fiscal years ended June 30, 1996, 1997 and 1998, amounted to $979,311, $1,504,880 and $1,402,341, respectively, of which $107,595 was unpaid at June 30, 1998.

         The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103 for such accounts. The Fund pays Scudder Trust Company an annual fee of $29.00 per shareholder account. The fee incurred by the Fund for the fiscal years ended June 30, 1996, 1997 and 1998, amounted to $391,855, $893,240 and
$1,221,754, respectively, of which $110,640 was unpaid at June 30, 1998.


         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


         The financial statements, including the investment portfolio, of Scudder Development Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated June 30, 1998, are incorporated herein by reference, and are hereby deemed to be a part of this Statement of Additional Information.

Shareholders of the Fund dated June 30, 1998, are incorporated herein by reference, and are hereby deemed to be a part of this Statement of Additional Information.

Scudder
Development
Fund

Annual Report
June 30, 1998

Pure No-Load(TM) Funds

A fund seeking long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER                    (logo)

                            Scudder Development Fund

--------------------------------------------------------------------------------
Date of Inception:  2/11/71  Total Net Assets as of     Ticker Symbol:  SCDVX
                             6/30/98: $845.4 million
--------------------------------------------------------------------------------

o Scudder Development Fund returned 17.86%, exceeding the 13.18% return of the unmanaged Russell 2000 Growth Index, for the twelve-month period ended June 30, 1998.

o Longer term, the Fund outperformed the Russell 2000 Growth Index for the three-, five- and 10-year periods ended June 30, 1998.

o Management continued to position the portfolio away from companies subject to Asian and cyclical influences and toward U.S. companies that management believes stand to benefit from the aging of baby boomers and companies with unique products and services.



                                Table of Contents

   3  Letter from the Fund's President    21  Financial Highlights
   4  Performance Update                  22  Notes to Financial Statements
   5  Portfolio Summary                   26  Report of Independent Accountants
   6  Portfolio Management Discussion     27  Tax Information
  10  Glossary of Investment Terms        28  Officers and Trustees
  11  Investment Portfolio                29  Investment Products and Services
  18  Financial Statements                30  Scudder Solutions


                          2 - Scudder Development Fund

                        Letter from the Fund's President

Dear Shareholders,

     Solid economic growth, low interest rates, and a strong dollar provided a generally favorable environment for domestic equities for much of the 12-month period ended June 30, 1998. While emphasis turned to large-cap growth stocks as a relative "safe haven," small- and mid-cap stocks continued to generate attractive returns. Scudder Development Fund participated in this positive environment for smaller, rapidly growing companies to outperform its benchmark for the period. The results for the past year through June 30, 1998, are discussed on page 6.

     On July 1, 1998, Kurt R. Stalzer and David H. Burshtan assumed responsibility as portfolio managers for your Fund. Mr. Stalzer is a managing director of Scudder Kemper Investments with more than 15 years of investment experience. For seven years, he has served as a manager of small- and mid-capitalization equity portfolios and has been with Scudder Kemper since 1996. Mr. Burshtan, a senior vice president, has a strong background in research and has also managed small- and mid-capitalization stock funds. He has 10 years of industry experience and joined Scudder Kemper in 1995. The Fund will continue to pursue a "growth" investment style, focusing on common stocks of companies that the management team believes have above-average earnings growth potential over the long term. A summary of their investment philosophy with this report begins on page 7.

     Thank you for your investment in Scudder Development Fund. If you have any questions about your Fund, please call Scudder Investor Relations at 1-800-225-2470, or visit our Internet Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Development Fund


                          3 - Scudder Development Fund

PERFORMANCE UPDATE as of June 30, 1998
-----------------------------------------------------------------
FUND INDEX COMPARISONS
-----------------------------------------------------------------
                       Total Return
Period     Growth     --------------
Ended        of                Average
6/30/98   $10,000   Cumulative  Annual
---------------------------------------
SCUDDER DEVELOPMENT FUND
---------------------------------------
1 Year    $ 11,786      17.86%   17.86%
5 Year    $ 19,194      91.94%   13.93%
10 Year   $ 39,290     292.90%   14.66%
20 Year   $147,451   1,374.51%   14.40%

---------------------------------------
RUSSELL 2000 GROWTH INDEX
---------------------------------------
1 Year    $ 11,318      13.18%   13.18%
5 Year    $ 19,005      90.05%   13.70%
10 Year   $ 29,925     199.25%   11.58%
20 Year*  $     --         --%      --%

-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended June 30

SCUDDER DEVELOPMENT FUND
Year                Amount
---------------------------
'88                 $10,000
'89                 $10,466
'90                 $13,449
'91                 $14,836
'92                 $16,740
'93                 $20,470
'94                 $17,828
'95                 $25,924
'96                 $35,065
'97                 $33,335
'98                 $39,290

RUSSELL 2000 GROWTH INDEX
Year                Amount
---------------------------
'88                 $10,000
'89                 $11,025
'90                 $11,986
'91                 $12,054
'92                 $13,072
'93                 $15,746
'94                 $15,886
'95                 $19,985
'96                 $25,278
'97                 $26,440
'98                 $29,925

The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized U.S. companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX, and NASDAQ. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly periods Ended June 30


                       1989      1990     1991     1992     1993     1994     1995     1996     1997     1998
                     -----------------------------------------------------------------------------------------
NET ASSET VALUE...   $ 22.54   $ 26.25  $ 27.33  $ 29.92  $ 34.58  $ 27.58  $ 37.35  $ 45.56  $ 39.02  $ 41.67
CAPITAL GAINS
DIVIDENDS.........   $   .42   $  2.28  $  1.23  $   .96  $  1.70  $  3.07  $  2.12  $  4.20  $  4.48  $  3.88
FUND TOTAL
RETURN (%)........      4.66     28.50    10.32    12.83    22.28   -12.91    45.41    35.26    -4.93    17.86
INDEX TOTAL
RETURN (%)........     10.26      8.72      .58     8.45    20.45      .88    25.82    26.49     4.51    13.18

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.
*Index returns are not available for this period.


                          4 - Scudder Development Fund

PORTFOLIO SUMMARY as of June 30, 1998
---------------------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------------------
Common Stocks                      96%
Cash Equivalents                    3%
Convertible Securities              1%
--------------------------------------
                                  100%
--------------------------------------
A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund pursued a fully invested
approach to selecting small- and
mid-cap growth stocks.

--------------------------------------------------------------------------
SECTOR DIVERSIFICATION
(Excludes 3% Cash Equivalents)
--------------------------------------------------------------------------
Service Industries                 24%
Health                             20%
Technology                         17%
Consumer Discretionary             11%
Financial                           9%
Energy                              5%
Manufacturing                       4%
Construction                        4%
Media                               2%
Other                               4%
--------------------------------------
                                  100%
--------------------------------------
A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Almost all of the Fund's service
company holdings are involved
with providing outsourcing
services or solutions that address
the year 2000 (Y2K) computer
reprogramming tasks.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
(23% OF PORTFOLIO)
--------------------------------------------------------------------------
1.   CINTAS CORP.
     Uniform rentals
2.   KEANE, INC.
     Provider of computer software project
     management & design development services
3.   IDX SYSTEMS CORP.
     Provider of healthcare information systems to physician groups and academic medical centers
4.   CMG INFORMATION SERVICES, INC.
     Developer of information-based products and services for direct marketing
5.   SYSTEMS & COMPUTER TECHNOLOGY CORP.
     Computer software for educational institutions
6.   NETWORK APPLIANCE
     Designer and manufacturer of network data storage devices
7.   G & K SERVICES INC.
     Uniform rentals
8.   ACCUSTAFF, INC.
     National provider of temporary staffing
     personnel
9.   FAMILY GOLF CENTERS
     Operator of golf-related recreational facilities
10.  CCB FINANCIAL CORP.
     Commercial bank providing retail, commercial, mortgage and construction loans

We continued to de-emphasize
companies that could be
adversely affected by Asian and
cyclical influences while
focusing on companies that
should benefit from the aging
baby boomer population.

For more complete details about the Fund's investment portfolio, see page 11. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                          5 - Scudder Development Fund

                         Portfolio Management Discussion

Dear Shareholders,

The Fund significantly outperformed its benchmark, the Russell 2000 Growth Index over the last six- and 12-month periods. For the 12-month report period, the Fund returned 17.86%, versus a 13.18% return for the Russell 2000 Growth Index. These results partially reflect our risk reduction strategy that was implemented during the second quarter of 1997.

                               Portfolio Strategy

Over the 12-month period, the good performance of small- and mid-cap stocks has been overshadowed by the exceptionally strong performance of stocks with very large market capitalizations. We continued to position the portfolio away from companies subject to Asian and cyclical influences and toward U.S. companies that we believe stand to benefit from an aging population of baby boomers and companies with a unique product or service niche. The Fund's holdings of innovative medical product and biotech companies are two good examples of this portfolio theme.

Almost all of the Fund's service company holdings are involved with providing outsourcing services or solutions that address the year 2000 (Y2K) computer re-programming tasks. The Y2K theme also was shared by many of the Fund's technology holdings which were concentrated heavily in mid-sized software companies.

The Fund's exposure to U.S. consumer spending companies in the clothing, recreation, and housing sectors was also increased as consumer confidence remained near all time highs. Our positions in U.S. regional banks provided slower, but steady, earnings growth and significant risk reduction characteristics to the portfolio.

In the last six months of the period, ever larger corporate takeovers continued to make headlines. Four of the Fund's holdings benefited from takeover situations including: Ciena Corporation, Viking Office Products, Authentic Specialty Foods, and Triangle Pacific.

Negative performance was mostly related to the effect of declining oil prices on energy companies and drug approval delays by the FDA (Food and Drug Administration) on pharmaceutical companies. In addition, one company pre-released an earnings disappointment and one missed earnings estimates.

In closing, we would like to thank you, our shareholders, who have continued to invest with us over the years. We have sincerely enjoyed serving you on this fund and know that you will be in good hands as we pass the reins over to Messrs. Stalzer and Burshtan, two accomplished individuals in the small- and mid-cap area.

Sincerely,

/s/Roy C. McKay               /s/Peter Chin

Roy C. McKay                  Peter Chin


                          6 - Scudder Development Fund

                               New Management Team

Scudder Development Fund has a new portfolio management team effective July 1, 1998 -- lead portfolio manager Kurt R. Stalzer and portfolio manager David H. Burshtan, who are investment professionals with extensive experience managing small- and mid-cap stock portfolios. In the interest of gaining insight into what shareholders might expect going forward, we asked them to discuss their investment approach.

Q: Let's start at the beginning: The Fund seeks long-term growth of capital by investing primarily in securities of small- and medium-sized growth companies. In seeking to meet this objective, what is your investment philosophy?

A: We believe superior returns can be achieved by investing in undervalued growth stocks of superior quality small- to mid-sized companies that have sustainable above-average earnings growth. In other words, we attempt to buy "growth" at a reasonable price. We search for franchise businesses with visible earnings growth over at least a two year period. We like companies that have proprietary businesses, dominant and/or growing market shares, and unique and defensible market niches. We seek to identify companies with a low cost structure, which also can contribute to a strong market position. Companies that have the ability to influence the prices of assets that are bought and sold within an industry are also attractive; in other words, companies with pricing power. Overall, we are interested in companies with limited sensitivity to changes in the economy.


 ==================================================================
 Stock Selection Criteria
 ------------------------------------------------------------------

 Growth                            Quality and financial stability

 o Expected earnings growth        o Return on equity of 12% or
   rate of 15% or more                more

 o Demonstrated earnings           o Debt-to-capitalization
   growth in four consecutive        ratio below 50% or interest
   quarters over the past three      coverage of 3x or more.
   years.
 ------------------------------------------------------------------

Q: How do you intend to manage the portfolio?

A: We will pursue a bottom-up approach, selecting securities on a stock by stock basis. Any stock included in the portfolio must meet all our requirements for growth, quality, and financial stability. The specific criteria that we require of any portfolio holding includes an expected earnings growth rate of at least 15%, persistent historical earnings growth (we believe success breeds success), a return on equity of at least 12%, and either debt as a percentage of overall capitalization of under 50% or coverage of interest payments on debt of three times or more.

Q: Once a stock has passed your initial tests, what are the next steps in the selection process?

A: We will employ a comprehensive research and evaluation process on each company we consider adding to the Fund. We will review a company's corporate strategy, the competitive landscape, financial statements, and accounting practices. We will also look for potential catalysts that may cause its stock price to move. Regular contacts with company management teams will also be important, and with Scudder Kemper Investment's size, we have access to the


                          7 - Scudder Development Fund
senior management teams of nearly every company that we need to see. We believe the management team is an important key to a company's success. It is important for us as portfolio managers to understand first hand the character and commitment of management.

Q: From a business life-cycle standpoint, at what stage is the ideal Fund holding?

A: We are looking for companies that have already hit bottom that we believe are on the way up, with the prospect of positive earnings surprises. These stocks tend to be transitioning from value to growth stocks.

Q: Tell us more about your valuation requirements.

A: Once we have established the level of earnings growth, we have three requirements. The stock price must be attractive relative to its earnings per share growth rate, its industry peers (if applicable), and the overall market. We will not purchase a stock unless we see at least a potential upside of about 20% versus the market over the next 12 months.

Q: What is your criteria for determining when to sell a stock?

A: Target prices are calculated for each of our current holdings; a stock is sold when it reaches its target price and an improved earnings outlook can no longer be justified. A sell signal is triggered when valuation measures deteriorate, or when other stocks with similar growth characteristics appear more attractive. We will also eliminate a holding if its financial stability weakens, e.g., if there is a dramatic increase in leverage or a significant change in accounting policies. Of course, there are those cases when management loses its strategic focus, which also would cause us to eliminate a holding.


 ===============================================================================
 Portfolio Strategy
 ===============================================================================

 An emphasis on quality and managing risk

o    Reduce the number of stocks in the portfolio to about 80

o Hold more significant individual positions while limiting overall exposure to a specific industry to less than 10% of assets

o Invest in stocks with historically low volatility and solid earnings records

o    Broaden diversification through representation in most industry sectors

o    Focus on issues in the $1-$5 billion market capitalization range.

 ===============================================================================


Q: How will you manage risk in the portfolio?

A: We believe we can reduce the portfolio's risk through diversification, by emphasizing high quality holdings, and by remaining fully invested. We'll maintain diversification across as many industries as possible without violating our investment discipline. We generally expect that no single industry will represent more than 10% of assets and that the portfolio will have a lower than average exposure to cyclical industries, which are highly sensitive to downturns in the economy.

Q: Overall, how will Scudder Development Fund's strategy and composition differ going forward?

A: Investors should expect the portfolio to contain fewer holdings as we begin to focus on what we believe are the best quality names for the Fund. We think


                          8 - Scudder Development Fund
this should reduce the portfolio's relative level of risk versus the overall market. Partly as a result of this emphasis on quality, the projected growth rate will be lower, but we also expect more consistent returns over the long run. In addition, there will be more "concept" and start-up companies in the portfolio.

Q: Generally, stocks with a market capitalization under $1 billion are considered small-cap. The Fund's median market cap was $910 million at the end of the period. Do you plan to change its market cap focus?

A: We expect to hold stocks with market caps in the range of $1-$5 billion with a median portfolio market cap of about $3 billion. The move to larger cap stocks reflects our strategy of holding fewer and higher quality names.

Q: What is your opinion of the stock market? Are you a bull or a bear?

A: Since we pursue a bottom up, fully invested approach, we do not focus on predicting the overall movements of the market. We just follow the disciplined strategy we've already outlined, which has worked very well in managing other portfolios at Scudder Kemper Investments over the years. We will continue to seek the best companies we can find that meet these investment criteria whether the market is going up or down.


                          9 - Scudder Development Fund

                          Glossary of Investment Terms

 FUNDAMENTAL RESEARCH             Analysis of companies based on the projected
                                  impact of management, products, sales, and earnings on balance sheets and income statements. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements, rather than the financial results of the underlying company.

 GROWTH STOCK                     Stock of a company that has displayed
                                  above-average earnings growth and is expected to continue to increase profits rapidly going forward.

 LIQUIDITY                        A characteristic of an investment or an asset
                                  referring to the ease of convertibility into cash within a reasonably short period of time.

 MARKET CAPITALIZATION            The value of a company's outstanding shares
                                  of common stock, determined by multiplying the number of shares outstanding by the share price (Shares x Price = Market
                                  Capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations.

 OVER/UNDERWEIGHTING              Refers to the allocation of assets -- usually
                                  by sector, industry, or country -- within an investment portfolio relative to a benchmark index or investment universe.

 PRICE/EARNINGS RATIO (P/E)       A widely used gauge of a stock's valuation
 (also "earnings multiple")       that indicates what investors are paying for
                                  a company's earnings on a per share basis.
                                  Typically based on a company's projected earnings for the next 12 months, a higher
                                  "earnings multiple" indicates a higher
                                  expected growth rate and the potential for greater price fluctuations.

 RETURN ON EQUITY                 An amount, expressed as a percentage, earned
                                  on a company's common stock investment for a given period. Calculated by dividing common stock equity (net worth) at the beginning of the period into net income for the period after preferred stock dividends but before common stock dividends. Return on equity tells common shareholders how effectively their money is being employed.

 VALUE STOCK                      A company whose stock price does not fully
                                  reflect its intrinsic value, as indicated by price/earnings and price/book ratios, dividend yield, or some other valuation measure, relative to its industry or the market overall. Value stocks tend to display less price volatility and may carry higher dividend yields.



(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)


                          10 - Scudder Development Fund

                    Investment Portfolio as of June 30, 1998

                                                                                                Principal            Market
                                                                                               Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 2.6%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 6/30/1998 at 5.75%,
  to be repurchased at $21,852,490 on 7/1/1998, collateralized by a $21,484,000                                   ------------
  U.S. Treasury Note, 5.875%, 2/15/2000 (Cost $21,849,000) ..............................     21,849,000            21,849,000
                                                                                                                  ------------
Convertible Bonds 0.2%
------------------------------------------------------------------------------------------------------------------------------
Health 0.1%
Pharmaceuticals
North American Vaccine, Inc., 6.5%, 5/1/2003 ............................................      1,000,000               756,250
                                                                                                                  ------------
Media 0.0%
Broadcasting & Entertainment
Intouch Group, Inc. Promissory Note, 8%*, 2/1/1996 (b) (c) (d) ..........................        217,500                     0
                                                                                                                  ------------
Durables 0.1%
Aerospace
Simula, Inc., 8%, 5/1/2004 ..............................................................        923,000             1,015,300
------------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Cost $2,321,985)                                                                            1,771,550
------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks 0.9%
------------------------------------------------------------------------------------------------------------------------------
Health 0.4%
Biotechnology 0.2%
Norian Corp. "D"* (Developer and manufacturer of a proprietary biomaterial for
  skeletal repair) (b) (c) ..............................................................        357,142             1,999,995
                                                                                                                  ------------
Medical Supply & Specialty 0.2%
InterVentional Technologies, Inc. "G"* (Manufacturer of minimally invasive disposable microsurgical devices and systems for treatment of cardiovascular
  disease) (b) (c) ......................................................................        120,000             1,200,000
                                                                                                                  ------------
Technology 0.5%
Diverse Electronic Products
Lernout & Hauspie Speech Products N.V. (Developer of advanced speech
  technologies) .........................................................................         72,000             4,338,000
------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $6,799,995)                                                                 7,537,995
------------------------------------------------------------------------------------------------------------------------------

Common Stocks 96.3%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 10.8%
Apparel & Shoes 1.6%
St. John Knits, Inc. (Manufacturer of women's clothing) .................................        356,500            13,769,813
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                         11 - Scudder Development Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Home Furnishings 1.6%
Furniture Brands International Inc.* (Manufacturer of furniture and home
  furnishings) ..........................................................................        154,800             4,344,075
WestPoint Stevens, Inc.* (Manufacturer of bedroom and bathroom textile products) ........        276,600             9,127,800
                                                                                                                  ------------
                                                                                                                    13,471,875
                                                                                                                  ------------
Hotels & Casinos 0.9%
Anchor Gaming* (Operator of gaming machines and casinos) ................................         97,600             7,576,200
                                                                                                                  ------------
Recreational Products 2.3%
Family Golf Centers, Inc.* (Operator of golf-related recreational facilities) ...........        594,750            15,054,609
Harley-Davidson Inc. (Manufacturer of motorcycles) ......................................        100,000             3,875,000
                                                                                                                  ------------
                                                                                                                    18,929,609
                                                                                                                  ------------
Restaurants 0.6%
Dave & Buster's, Inc.* (Operator of restaurant/entertainment complexes) .................        204,000             5,074,500
                                                                                                                  ------------
Specialty Retail 3.8%
The North Face, Inc.* (Designer and retailer of outerwear and camping equipment) ........        165,700             3,976,800
Viking Office Products Inc.* (Direct marketer of office supplies) .......................        262,800             8,245,350
West Marine, Inc.* (Retailer of recreational and commercial boating supplies and
  apparel) ..............................................................................        240,000             4,320,000
Wet Seal, Inc. "A"* (Specialty retailer of moderately priced casual apparel for
  young women) ..........................................................................        243,100             7,779,200
Wilmar Industries, Inc.* (National distributor of repair and maintenance
  products for the apartment housing market) ............................................        284,200             7,247,100
                                                                                                                  ------------
                                                                                                                    31,568,450
                                                                                                                  ------------
Health 19.0%
Biotechnology 4.4%
Alexion Pharmaceuticals, Inc.* (Developer of immunoregulatory compounds) (e) ............        567,400             5,674,000
Guilford Pharmaceuticals, Inc.* (Research and development of therapeutic and
  diagnostic drugs) .....................................................................        114,900             2,025,113
Hyseq, Inc.* (Developer of gene-based therapeutic and diagnostic products) ..............        336,000             3,633,000
Immunex Corp.* (Biopharmaceutical company) ..............................................        155,000            10,268,750
Ligand Pharmaceuticals "B"* (Developer of drugs to regulate hormone activated
  receptors) ............................................................................        151,400             1,949,275
Neoprobe Corp.* (Research and development of a system for diagnosis and
  treatment of cancer) ..................................................................        751,062             2,065,421
Protein Design Labs, Inc.* (Developer of human and humanized antibodies) ................        177,100             4,267,003
Sepracor, Inc.* (Developer of enhanced forms of existing pharmaceuticals) ...............        155,500             6,453,250
                                                                                                                  ------------
                                                                                                                    36,335,812
                                                                                                                  ------------
Health Industry Services 3.7%
Access Health, Inc.* (Personal health management services) ..............................        191,100             4,873,050
IDX Systems Corp.* (Provider of health care information systems to physician
  groups and academic medical centers) ..................................................        480,500            22,133,023

    The accompanying notes are an integral part of the financial statements.


                         12 - Scudder Development Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.* (Manufacturer of automated medical test systems
  for cell and tissue analysis) .........................................................        145,700             4,079,600
                                                                                                                  ------------
                                                                                                                    31,085,673
                                                                                                                  ------------
Hospital Management 1.1%
Assisted Living Concepts, Inc.* (Operator of assisted living residences) ................        315,600             5,444,100
Atria Communities, Inc.* (Provider of assisted and independent living
  communities for the elderly) ..........................................................        222,000             3,829,500
                                                                                                                  ------------
                                                                                                                     9,273,600
                                                                                                                  ------------
Medical Supply & Specialty 7.0%
Closure Medical Corp.* (Manufacturer of medical adhesive products) ......................         97,500             2,425,313
ESC Medical Systems Ltd.* (Producer of devices for non-invasive treatment of
  benign vascular lesions) ..............................................................        252,900             8,535,375
Focal, Inc.* (Manufacturer of synthetic liquid surgical sealants) .......................        100,000             1,000,000
ICU Medical Inc.* (Designer, manufacturer and marketer of proprietary disposable
  medical products) (e) .................................................................        450,900             6,481,688
Novoste Corp.* (Developer of a beta radiation catheter delivery system) .................         41,900               924,419
PLC Systems Inc.* (Developer, manufacturer and marketer of medical laser
  systems) ..............................................................................        420,000             4,488,750
Perclose, Inc.* (Developer and producer of minimally invasive single-use systems
  to close arterial access sites surgically) ............................................        247,800             7,000,350
STERIS Corp.* (Manufacturer of sterile processing systems) ..............................        218,000            13,863,438
Theragenics Corp.* (Manufacturer of device for treatment of prostate cancer) ............        231,400             6,030,863
Thermo Cardiosystems, Inc.* (Manufacturer of implantable heart assisting
  devices) ..............................................................................        351,300             7,992,075
                                                                                                                  ------------
                                                                                                                    58,742,271
                                                                                                                  ------------
Pharmaceuticals 2.8%
Agouron Pharmaceuticals, Inc.* (Developer of therapeutic and synthetic drugs for
  treatment of cancer and other diseases) ...............................................        185,700             5,629,031
North American Vaccine, Inc.* (Developer of immunological products) .....................        286,700             4,443,850
Noven Pharmaceuticals, Inc.* (Transdermal drug delivery systems) ........................        358,900             2,130,969
PathoGenesis Corp.* (Developer of drugs for treatment of serious infectious
  diseases) .............................................................................        380,000            11,020,000
                                                                                                                  ------------
                                                                                                                    23,223,850
                                                                                                                  ------------
Financial 9.2%
Banks 7.6%
CCB Financial Corp. (Commercial bank providing retail, commercial, mortgage and
  construction loans) ...................................................................        141,100            14,991,875
First American Corp. (Tennessee) (Regional commercial banking) ..........................         84,200             4,052,125
First Security Corp. (Commercial banking in western states) .............................        376,625             8,062,129

    The accompanying notes are an integral part of the financial statements.


                         13 - Scudder Development Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
First Virginia Banks, Inc. (Commercial and mortgage banking and insurance) ..............         80,200             4,100,225
Imperial Bancorp* (Merchant card transaction processing, trust and custodial
  services, international trade and foreign exchange services) ..........................        278,850             8,365,500
Silicon Valley Bancshares* (Commercial bank holding company) ............................        200,000             7,118,750
Sovereign Bancorp, Inc. (Commercial bank holding company) ...............................        185,880             3,037,976
Zions Bancorp (Commercial banking in Utah) ..............................................        254,300            13,509,688
                                                                                                                  ------------
                                                                                                                    63,238,268
                                                                                                                  ------------
Insurance 0.8%
Fremont General Corp. (Insurance and financial services) ................................        120,700             6,540,431
                                                                                                                  ------------
Real Estate 0.8%
Boston Properties, Inc. (REIT) (Commercial and industrial real estate developer) ........        187,500             6,468,750
                                                                                                                  ------------
Media 2.1%
Advertising
Outdoor Systems, Inc.* (Outdoor advertising company) ....................................        450,000            12,600,000
Young & Rubicam Inc.* (Advertising, marketing and communications company) ...............        143,600             4,595,200
                                                                                                                  ------------
                                                                                                                    17,195,200
                                                                                                                  ------------
Service Industries 23.1%
EDP Services 7.5%
Analysts International Corp. (Contract programming and software services) ...............        254,250             7,214,344
Computer Horizons Corp.* (Diversified information technology services and
  solutions) ............................................................................        268,650             9,956,841
Keane, Inc.* (Provider of computer software project management and design
  development services) .................................................................        450,000            25,200,000
Systems & Computer Technology Corp.* (Computer software for educational
  institutions) .........................................................................        740,600            19,996,200
                                                                                                                  ------------
                                                                                                                    62,367,385
                                                                                                                  ------------
Investment 0.3%
E*TRADE Group, Inc.* (Online discount brokerage services) ...............................        117,900             2,704,331
                                                                                                                  ------------
Miscellaneous Commercial Services 14.8%
AccuStaff, Inc.* (National provider of temporary staffing personnel) ....................        485,200            15,162,500
Apollo Group, Inc. "A"* (Provider of higher education programs for working
  adults) ...............................................................................        300,000             9,918,750
CMG Information Services, Inc.* (Developer of information-based products and
  services for direct marketing) ........................................................        305,800            21,635,350
Cintas Corp. (Uniform rentals) ..........................................................        530,000            27,030,000
Concord EFS, Inc.* (Electronic transaction authorization, processing, settlement
  and transfer services) ................................................................        363,900             9,506,888
Copart, Inc.* (Auctioneer of damaged vehicles for insurance companies) ..................        409,900             9,478,938
Eagle USA Airfreight, Inc.* (Airfreight forwarding services) ............................        152,700             5,296,781
G & K Services, Inc. "A" (Uniform rentals) ..............................................        364,000            15,879,500

    The accompanying notes are an integral part of the financial statements.


                         14 - Scudder Development Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
StaffMark, Inc.* (Diversified staffing services) ........................................         88,900             3,255,963
Wackenhut Corrections Corp.* (Manager of privatized correctional and detention
  facilities) ...........................................................................        166,500             3,891,938
Whittman-Hart, Inc.* (Information technology consulting and system integration
  services) .............................................................................         54,500             2,636,438
                                                                                                                  ------------
                                                                                                                   123,693,046
                                                                                                                  ------------
Miscellaneous Consumer Services 0.5%
ITT Educational Services, Inc.* (Provider of technology-oriented postsecondary
  degree programs) ......................................................................        142,900             4,608,525
                                                                                                                  ------------
Durables 1.5%
Aerospace 0.7%
Simula, Inc.* (Development and production of transportation safety products) ............        350,000             5,753,125
                                                                                                                  ------------
Telecommunications Equipment 0.8%
Ciena Corp.* (Manufacturer of dense wavelength multiplexing systems for
  fiberoptic telecommunication networks) ................................................        100,000             6,962,500
                                                                                                                  ------------
Manufacturing 3.9%
Containers & Paper 1.7%
Aptargroup, Inc. (Manufacturer of packaging equipment components) .......................        229,700            14,284,469
                                                                                                                  ------------
Electrical Products 1.8%
Advanced Lighting Technologies, Inc.* (Manufacturer of metal halide lighting
  products) .............................................................................        190,000             4,417,500
American Power Conversion Corp.* (Manufacturer of backup power supply products) .........        188,000             5,640,000
FORE Systems, Inc.* (Producer of high-performance networking products) ..................        200,700             5,318,550
                                                                                                                  ------------
                                                                                                                    15,376,050
                                                                                                                  ------------
Office Equipment/Supplies 0.4%
Knoll, Inc.* (Manufacturer of office systems and business furniture) ....................        115,000             3,392,500
                                                                                                                  ------------
Technology 16.5%
Computer Software 9.0%
Advent Software, Inc.* (Provider of stand-alone and client/server software
  products) .............................................................................        268,200            11,264,400
CBT Group PLC* (ADR) (New) (Software developer) .........................................        188,200            10,068,700
Cadence Design System Inc.* (Software for computer-aided engineering) ...................        100,000             3,125,000
Check Point Software Technologies Ltd.* (Developer of network security software) ........        410,300            13,437,325
J.D. Edwards & Co.* (Producer of software solutions to changing business needs) .........        100,000             4,293,750
JDA Software Group, Inc.* (Comprehensive software solutions for management of
  retailing information) ................................................................        204,100             8,929,375
LHS Group Inc.* (Billing and customer care software products and services) ..............         36,200             2,384,675
Security Dynamics Technologies, Inc.* (Designer, developer and supporter of a family of security products used to manage access to computer-based
  information resources) ................................................................        441,700             8,171,450
Sterling Commerce, Inc.* (Producer of electronic data interchange products and
  services) .............................................................................        184,300             8,938,550

    The accompanying notes are an integral part of the financial statements.


                         15 - Scudder Development Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Vantive Corp.* (Provider of customer interaction applications software) .................        163,100             3,343,550
Xylan Corp.* (Producer of switching systems for local area networks) ....................         50,000             1,490,625
                                                                                                                  ------------
                                                                                                                    75,447,400
                                                                                                                  ------------
EDP Peripherals 2.9%
Mercury Interactive Corp.* (Producer of automated software testing tools) ...............        114,100             5,091,713
Network Appliance, Inc.* (Designer and manufacturer of network data storage
  devices) ..............................................................................        482,300            18,779,556
                                                                                                                  ------------
                                                                                                                    23,871,269
                                                                                                                  ------------
Electronic Components/Distributors 0.4%
Lernout & Hauspie Speech Products N.V.* (Developer of advanced speech
  technologies) .........................................................................         57,400             3,426,063
                                                                                                                  ------------
Office/Plant Automation 1.8%
Mercury Computer Systems, Inc.* (Manufacturer of digital signal processing
  computer systems) .....................................................................        240,500             3,487,250
Pinnacle Systems, Inc.* (Manufacturer of video post-production workstations) (e) ........        350,000            11,331,250
                                                                                                                  ------------
                                                                                                                    14,818,500
                                                                                                                  ------------
Precision Instruments 0.7%
Uniphase Corp.* (Manufacturer of laser subsystems, semiconductor wafer defect
  examination and analysis equipment) ...................................................         89,500             5,618,922
                                                                                                                  ------------
Semiconductors 1.7%
Vitesse Semiconductor Corp.* (Manufacturer of digital integrated circuits) ..............        464,300            14,335,263
                                                                                                                  ------------
Energy 4.8%
Oil & Gas Production 1.2%
Barrett Resources Corp.* (Oil and gas exploration and production) .......................        138,700             5,192,581
Triton Energy Ltd. "A"* (Independent oil and gas exploration and production
  company) ..............................................................................        132,350             4,723,241
                                                                                                                  ------------
                                                                                                                     9,915,822
                                                                                                                  ------------
Oilfield Services/Equipment 3.6%
Global Industries Ltd.* (Pipeline construction, derrick and diving services for
  offshore oil and gas industry) ........................................................        600,000            10,125,000
Newpark Resources, Inc.* (Environmental management and oilfield construction
  services) (e) .........................................................................        570,900             6,351,263
Transocean Offshore Inc. (Contract drilling services of offshore oil and gas wells) .....        310,000            13,795,000
                                                                                                                  ------------
                                                                                                                    30,271,263
                                                                                                                  ------------
Construction 3.6%
Building Materials 2.9%
Simpson Manufacturing Co., Inc.* (Manufacturer of wood-to-wood, wood-to-concrete
  and wood-to-masonry connectors) .......................................................        318,600            12,305,925
Triangle Pacific Corp.* (Manufacturer of wood floorings and cabinets) ...................        210,600            11,583,000
                                                                                                                  ------------
                                                                                                                    23,888,925
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                         16 - Scudder Development Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Homebuilding 0.7%
D.R. Horton, Inc. (Construction and sale of single family homes) ........................        302,000             6,304,250
                                                                                                                  ------------
Transportation 1.8%
Air Freight 1.1%
Expeditors International of Washington, Inc. (Air and ocean freight forwarding,
  customs clearance, cargo insurance and logistical services) ...........................        214,800             9,451,200
                                                                                                                  ------------
Airlines 0.7%
America West Holdings Corp. "B"* (Passenger airline) ....................................        200,000             5,712,500
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $501,519,261)                                                                            804,697,610
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $532,490,241) (a)                                                       835,856,155
------------------------------------------------------------------------------------------------------------------------------

    * Non-income producing security.

  (a) The cost for federal income tax purposes was $532,875,446. At June 30, 1998, net unrealized appreciation for all securities based on tax cost was $302,980,709. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $325,590,470 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $22,609,761.

  (b) Securities valued in good faith by the Valuation Committee of the Board of Trustees at fair value amounted to $3,199,995 (.38% of net assets). Their values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at June 30, 1998 aggregated $3,417,495. These securities may also have certain restrictions as to resale.

  (c) Restricted Securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The aggregate fair value of restricted securities at June 30, 1998, amounted to $3,199,995 which represents .38% of net assets. Information concerning such restricted securities at June 30, 1998 is as follows were:


      Security                                   Acquisition Date       Cost ($)
      --------                                   ----------------       --------
      InTouch Group Inc.                             2/14/95             217,500
      Norian Corp. "D"                               4/12/95           1,999,995
      InterVentional Technologies, Inc. "G"           3/6/95           1,200,000

  (d) Issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.

  (e) Affiliated Issuer (See Notes to Financial Statements)

    The accompanying notes are an integral part of the financial statements.


                         17 - Scudder Development Fund

                              Financial Statements

                       Statement of Assets and Liabilities

                               as of June 30, 1998

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market:
                    Unaffiliated issuers (identified cost $507,779,701) ...............     $ 806,017,954
                    Affiliated issuers (identified cost $24,710,540) ..................        29,838,201
                                                                                           ----------------
                 Total investments, at market (identified cost $532,490,241) ..........       835,856,155
                 Cash .................................................................               173
                 Receivable for investments sold ......................................         9,020,810
                 Receivable for Fund shares sold ......................................         3,061,862
                 Dividends and interest receivable ....................................           162,690
                 Foreign taxes recoverable ............................................               812
                 Other assets .........................................................             4,660
                                                                                           ----------------
                 Total assets .........................................................       848,107,162
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for Fund shares redeemed .....................................         1,590,060
                 Accrued management fee ...............................................           663,833
                 Other payables and accrued expenses ..................................           448,194
                                                                                           ----------------
                 Total liabilities ....................................................         2,702,087
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 845,405,075
                -------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Net unrealized appreciation (depreciation) on:
                    Investments .......................................................       303,365,914
                    Foreign currency related transactions .............................            (4,280)
                 Accumulated net realized gain ........................................        69,320,862
                 Paid-in capital ......................................................       472,722,579
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 845,405,075
                -------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                   ($845,405,075 / 20,289,263 outstanding shares of beneficial
                   interest, $.01 par value, unlimited number of shares                    ----------------
                   authorized) ........................................................            $41.67
                                                                                           ----------------

    The accompanying notes are an integral part of the financial statements.


                         18 - Scudder Development Fund

                             Statement of Operations

                            year ended June 30, 1998

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends ............................................................     $   3,075,318
                 Interest .............................................................           655,458
                                                                                           ----------------
                                                                                                3,730,776
                                                                                           ----------------
                 Expenses:
                 Management fee .......................................................         8,554,028
                 Services to shareholders .............................................         3,119,448
                 Custodian and accounting fees ........................................           196,254
                 Trustees' fees and expenses ..........................................            56,878
                 Reports to shareholders ..............................................           200,702
                 Registration fees ....................................................            46,266
                 Auditing .............................................................            45,209
                 Legal ................................................................            27,202
                 Other ................................................................           106,626
                                                                                           ----------------
                                                                                               12,352,613
                -------------------------------------------------------------------------------------------
                 Net investment loss                                                           (8,621,837)
                -------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments -- Unaffiliated issuers ..................................       116,433,249
                 Investments -- Affiliated issuers ....................................         1,390,026
                                                                                           ----------------
                                                                                              117,823,275
                                                                                           ----------------
                 Net unrealized appreciation (depreciation) during the period on:
                 Investments ..........................................................        36,210,481
                 Foreign currency related transactions ................................            (4,081)
                                                                                           ----------------
                                                                                               36,206,400
                -------------------------------------------------------------------------------------------
                 Net gain on investment transactions                                          154,029,675
                -------------------------------------------------------------------------------------------
                -------------------------------------------------------------------------------------------
                 Net increase in net assets resulting from operations                       $ 145,407,838
                -------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                         19 - Scudder Development Fund

                       Statements of Changes in Net Assets

                                                                                              Years Ended June 30,
Increase (Decrease) in Net Assets                                                            1998              1997
------------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment loss ...........................................        $  (8,621,837)    $  (9,394,013)
                 Net realized gain from investment transactions ................          117,823,275        65,674,991
                 Net unrealized appreciation (depreciation) on
                   investment transactions during the period ...................           36,206,400      (110,480,305)
                                                                                       ----------------  ----------------
                 Net increase (decrease) in net assets resulting from
                   operations ..................................................          145,407,838       (54,199,327)
                                                                                       ----------------  ----------------
                 Distributions to shareholders from net realized gains .........          (78,146,533)     (103,800,648)
                                                                                       ----------------  ----------------
                 Fund share transactions:
                 Proceeds from shares sold .....................................          623,810,270       437,599,929
                 Net asset value of shares issued to shareholders in
                   reinvestment of distributions ...............................           74,979,135        98,959,399

                 Cost of shares redeemed .......................................         (782,209,774)     (557,283,948)
                                                                                       ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                   transactions ................................................          (83,420,369)      (20,724,620)
                                                                                       ----------------  ----------------
                 Increase (decrease) in net assets .............................          (16,159,064)     (178,724,595)
                 Net assets at beginning of period .............................          861,564,139     1,040,288,734
                                                                                       ----------------  ----------------
                 Net assets at end of period ...................................        $ 845,405,075     $ 861,564,139
                                                                                       ----------------  ----------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period .....................           22,081,273        22,833,256
                                                                                       ----------------  ----------------
                 Shares sold ...................................................           15,158,214        11,250,824
                 Shares issued to shareholders in reinvestment of
                   distributions ...............................................            2,003,718         2,413,215
                 Shares redeemed ...............................................          (18,953,942)      (14,416,022)
                                                                                       ----------------  ----------------
                 Net increase (decrease) in Fund shares ........................           (1,792,010)         (751,983)
                                                                                       ----------------  ----------------
                 Shares outstanding at end of period ...........................           20,289,263        22,081,273
                                                                                       ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                         20 - Scudder Development Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period (a) and other performance information derived from the financial statements.

                                                                                   Years Ended June 30,
                                                                    1998        1997       1996        1995        1994
----------------------------------------------------------------------------------------------------------------------------
                                                                 -----------------------------------------------------------
Net asset value, beginning of period ..........................   $ 39.02     $ 45.56    $ 37.35     $ 27.58     $ 34.58
                                                                 -----------------------------------------------------------
Income from investment operations:
Net investment loss ...........................................      (.41)       (.40)      (.38)       (.31)       (.30)
Net realized and unrealized gain (loss) on investment
  transactions ................................................      6.94       (1.66)     12.79       12.20       (3.63)
                                                                 -----------------------------------------------------------
Total from investment operations ..............................      6.53       (2.06)     12.41       11.89       (3.93)
                                                                 -----------------------------------------------------------
Less distributions from net realized gains on investment
  transactions ................................................     (3.88)      (4.48)     (4.20)      (2.12)      (3.07)
                                                                 -----------------------------------------------------------
Total distributions ...........................................     (3.88)      (4.48)     (4.20)      (2.12)      (3.07)
                                                                 -----------------------------------------------------------
                                                                 -----------------------------------------------------------
Net asset value, end of period ................................   $ 41.67     $ 39.02    $ 45.56     $ 37.35     $ 27.58
                                                                 -----------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) ..............................................     17.86       (4.93)     35.26       45.41      (12.91)
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................       845         862      1,040         727         546
Ratio of operating expenses to average daily net assets (%) ...      1.41        1.36       1.24        1.32        1.27
Ratio of net investment loss to average daily net assets (%) ..      (.99)      (1.02)      (.91)      (1.01)       (.91)
Portfolio turnover rate (%) ...................................      52.4        52.2       58.8        41.6        48.3

(a) Per share amounts have been calculated using the weighted average shares method.


                         21 - Scudder Development Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Development Fund (the "Fund") is a diversified series of Scudder Securities Trust, a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market securities with an original maturity over sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

  (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

  (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.


                         22 - Scudder Development Fund

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to tax equalization and investments in certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

During the year ended June 30, 1998, purchases and sales of investment securities (excluding short-term investments) aggregated $451,303,523 and $651,314,723, respectively.

                               C. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). The transaction between Scudder and Zurich resulted in the termination of the Fund's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's Shareholders. The Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Fund.

Under the Management Agreement with Scudder Kemper, the Fund agrees to pay to the Adviser a fee equal to an annual rate of 1% of the Fund's first $500 million of average daily net assets, .95% of the next $500 million of such net assets, and .90% on such net assets in excess of $1 billion, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and restrictions. The


                         23 - Scudder Development Fund

Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. For the year ended June 30, 1998, the fee pursuant to these agreements amounted to $8,554,028, which was equivalent to an annual effective rate of .98% of the Fund's average daily net assets.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended June 30, 1998, the amount charged by SSC aggregated $1,402,341, of which $107,595 is unpaid at June 30, 1998.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. For the year ended June 30, 1998, the Special Servicing Agreement expense charged to the Fund amounted to $102,038.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended June 30, 1998, the amount charged to the Fund by STC aggregated $1,221,754, of which $110,640 is unpaid at June 30, 1998.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended June 30, 1998, the amount charged to the Fund by SFAC aggregated $121,851 of which $9,054 is unpaid at June 30, 1998.

The Fund pays each of its Trustees not affiliated with the Adviser an annual retainer plus specified amounts for attended board and committee meetings. For the year ended June 30, 1998, Trustees' fees and expenses aggregated $56,878.

               D. Transactions in Securities of Affiliated Issuers

An affiliated issuer is a company in which the Fund has ownership of at least 5% of the voting securities. A summary of the Fund's transactions with companies which are or were affiliates for the year ended June 30, 1998 is as follows:

                                           Purchases           Sales           Dividend          Market
                  Affiliate                 Cost ($)         Cost ($)         Income ($)        Value ($)
      --------------------------------------------------------------------------------------------------------
      --------------------------------------------------------------------------------------------------------
      Alexion Pharmaceuticals, Inc.         1,980,318               --                --        5,674,000
      ICU Medical, Inc.                            --        1,371,156                --        6,481,688
      Newpark Resources, Inc.               2,373,172        3,924,956                --        6,351,263
      Pinnacle Systems, Inc.                9,522,806          810,095                --       11,331,250
                                        -------------    -------------     -------------    -------------
                                           13,876,296        6,106,207                --       29,838,201
                                        =============    =============     =============    =============


                         24 - Scudder Development Fund

                               E. Lines of Credit

The Fund and several affiliated Funds (the "Participants") share in a $500 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. In addition, the Fund also maintains an uncommitted line of credit.


                         25 - Scudder Development Fund

                        Report of Independent Accountants

To the Trustees of Scudder Securities Trust and the Shareholders of Scudder Development Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Development Fund (the "Fund") at June 30, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


Boston, Massachusetts                                 PricewaterhouseCoopers LLP
August 10, 1998


                         26 - Scudder Development Fund

                                Tax Information

The Fund paid distributions of $3.88 per share from long-term capital gains during its year ended June 30, 1998, of which 55.7% represents 20% rate gains. Pursuant to section 852 of the Internal Revenue Code, the Fund designates $118,000,000 as capital gain dividends for its fiscal year ended June 30, 1998, of which 100% represents 20% gains.

Please consult a tax adviser if you have any questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                         27 - Scudder Development Fund

                              Officers and Trustees


Daniel Pierce*
President and Trustee

Paul Bancroft III
Trustee; Venture Capitalist and
Consultant

Sheryle J. Bolton
Trustee; Chief Executive Officer,
Scientific Learning Corporation

William T. Burgin
Trustee; General Partner,
Bessemer Venture Partners

Thomas J. Devine
Trustee; Consultant

Keith R. Fox
Trustee; President, Exeter Capital
Management Corporation

William H. Luers
President, Metropolitan
Museum of Art

Wilson Nolen
Trustee; Consultant

Kathryn L. Quirk*
Trustee, Vice President and
Assistant Secretary

Robert G. Stone, Jr.
Honorary Trustee; Chairman
Emeritus and Director, Kirby
Corporation

Edmund R. Swanberg
Honorary Trustee

Peter Chin*
Vice President

J. Brooks Doherty*
Vice President

James M. Eysenbach*
Vice President

James E. Fenger*
Vice President

Philip S. Fortuna*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Roy C. McKay*
Vice President

Thaddeus Paluszek*
Vice President

Kimberly A. Purvis*
Vice President

Peter Taylor*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Treasurer

Richard W. Desmond*
Assistant Secretary

John R. Hebble*
Assistant Treasurer

Caroline Pearson*
Assistant Secretary




                        *Scudder Kemper Investments, Inc.


                         28 - Scudder Development Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                          29 - Scudder Development Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                          30 - Scudder Development Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                          31 - Scudder Development Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the United States.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

[LOGO]

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                           For Scudder Development Fund:

                                    Financial Highlights for the ten fiscal years ended June 30,
                                    1998 is filed herein.

                           For Scudder Small Company Value Fund:

                                    Financial Highlights for the period October 6, 1995
                                    (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997.
                                    (Incorporated by reference.)

                           For Scudder Micro Cap Fund:

                                    Financial Highlights for the period August 12, 1996
                                    (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997.
                                    (Incorporated by reference.)

                           For Scudder 21st Century Growth Fund:

                                    Financial Highlights for the period September 9, 1996
                                    (commencement of operations) to February 28, 1997 and for
                                    the fiscal period ended August 31, 1997.
                                    (Incorporated by reference.)

                           For Scudder Financial Services Fund:

                                    Financial Highlights for the period November 3, 1997
                                    (commencement of operations) to May 31, 1998.  (Incorporated by reference.)

                           For Scudder Health Care Fund:

                                    Financial Highlights for the period March 2, 1998
                                    (commencement of operations) to May 31, 1998. (Incorporated by reference.)

                           For Scudder Technology Fund:

                                    Financial Highlights for the period March 2, 1998
                                    (commencement of operations) to May 31, 1998. (Incorporated by reference.)

                           Included in Part B of this Registration Statement:

                           For Scudder Development Fund:

                                    Investment Portfolio as of June 30, 1998
                                    Statement of Assets and Liabilities as of June 30, 1998
                                    Statement of Operations for the fiscal year ended June 30,
                                    1998
                                    Statements of Changes in Net Assets for the two fiscal years ended June 30, 1998
                                    Financial Highlights for the ten fiscal years ended June 30,
                                    1998
                                    Notes to Financial Statements

                                 Part C - Page 1

                                    Report of Independent Accountants
                                    (Incorporated by reference.)

                           For Scudder Small Company Value Fund:

                                    Investment Portfolio as of August 31, 1997
                                    Statement of Assets and Liabilities as of August 31, 1997
                                    Statement of Operations for the period October 6, 1995
                                    (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                                    Statement of Changes in Net Assets for the period October 6,
                                    1995 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                                    Financial Highlights for the period October 6, 1995
                                    (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                                    Notes to Financial Statements
                                    (Incorporated by reference.)

                           For Scudder Micro Cap Fund:

                                    Investment Portfolio as of August 31, 1997
                                    Statement of Assets and Liabilities as of August 31, 1997
                                    Statement of Operations for the period August 12, 1996
                                    (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                                    Statement of Changes in Net Assets for the period August 12,
                                    1996 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                                    Financial Highlights for the period August 12, 1996
                                    (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference.)

                           For Scudder 21st Century Growth Fund:

                                    Investment Portfolio as of August 31, 1997
                                    Statement of Assets and Liabilities as of August 31, 1997
                                    Statement of Operations for the period September 9, 1996
                                    (commencement of operations) to February 28, 1997 and for
                                    the fiscal year ended August 31, 1997
                                    Statement of Changes in Net Assets for the period September
                                    9, 1996 (commencement of operations) to February 28, 1997
                                    and for the fiscal year ended August 31, 1997
                                    Financial Highlights for the period September 9, 1996
                                    (commencement of operations) to February 28, 1997 and for
                                    the fiscal year ended August 31, 1997
                                    Notes to Financial Statements
                                    (Incorporated by reference.)

                           For Scudder Financial Services Fund:

                                    Investment Portfolio as of May 31, 1998
                                    Statement of Assets and Liabilities as of May 31, 1998
                                    Statement of Operations for the period November 3, 1997
                                    (commencement of operations) to May 31, 1998
                                    Statement of Changes in Net Assets for the period November
                                    3, 1997 (commencement of operations) to May 31, 1998
                                    Financial Highlights for the period November 3, 1997
                                    (commencement of operations) to May 31, 1998
                                    Notes to Financial Statements
                                    (Incorporated by reference.)

                                 Part C - Page 2

                           For Scudder Health Care Fund:

                                    Investment Portfolio as of May 31, 1998
                                    Statement of Assets and Liabilities as of May 31, 1998
                                    Statement of Operations for the period March 2, 1998
                                    (commencement of operations) to May 31, 1998
                                    Statement of Changes in Net Assets for the period March 2,
                                    1998 (commencement of operations) to May 31, 1998
                                    Financial Highlights for the period March 2, 1998
                                    (commencement of operations) to May 31, 1998
                                    Notes to Financial Statements
                                    (Incorporated by reference.)

                           For Scudder Technology Fund:

                                    Investment Portfolio as of May 31, 1998
                                    Statement of Assets and Liabilities as of May 31, 1998
                                    Statement of Operations for the period March 2, 1998
                                    (commencement of operations) to May 31, 1998
                                    Statement of Changes in Net Assets for the period March 2,
                                    1998 (commencement of operations) to May 31, 1998
                                    Financial Highlights for the period March 2, 1998
                                    (commencement of operations) to May 31, 1998
                                    Notes to Financial Statements
                                    (Incorporated by reference.)

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)(1)  Amended and Restated Declaration of Trust dated December 21, 1987.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (a)(2)  Amendment to Amended and Restated Declaration of Trust dated
                                              December 13, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (a)(3)  Amendment to Amended and Restated Declaration of Trust to change the name of the Trust dated July 21, 1995 is filed herein.
                                              (Incorporated by reference to Exhibit 1 (a)(3) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (a)(4)  Amendment to Amended and Restated Declaration of Trust to add new
                                              series dated July 21, 1995.
                                              (Incorporated by reference to Exhibit 1(a)(4) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (a)(5)  Establishment and Designation of Series dated June 6, 1996.
                                              (Incorporated by reference to Exhibit 1(a)(5) to Post-Effective
                                              Amendment No. 40 to the Registration Statement.)

                                 Part C - Page 3

                                      (a)(6)  Establishment and Designation of Series dated June 3, 1997 is filed herein.
                                              (Incorporated by reference to Post-Effective Amendment No. 46 to the
                                              Registration Statement.)

                             2.       (a)     Amendment to the By-Laws Article IV: Notice of Meetings dated
                                              December 12, 1991.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (b)     By-Laws as of October 16, 1985.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (c)     Amendment to the By-Laws of Registrant as amended through December
                                              9, 1985.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest
                                              ($.01 par value) for Scudder Development Fund.
                                              (Incorporated by reference to Exhibit 4 to Post-Effective Amendment
                                              No. 28 to the Registration Statement.)

                             5.       (a)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Development Fund, and Scudder, Stevens & Clark, Inc. dated
                                              June 9, 1992.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (b)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Development Fund, and Scudder, Stevens & Clark, Inc. dated
                                              December 14, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (b)(1)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Development Fund, and Scudder Kemper Investments, Inc. dated
                                              December 31, 1997.
                                              (Incorporated by reference to Exhibit 5(b)(1) to Post-Effective
                                              Amendment No. 57 to the Registration Statement.)

                                      (b)(2)  Form of an Investment Management Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder Kemper
                                              Investments, Inc. dated September 7, 1998.  (Incorporated by reference to Post-Effective Amendment No. 58 to the Registration
                                              Statement.)

                                      (c)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Small Company Value Fund, and Scudder, Stevens & Clark, Inc.
                                              dated October 6, 1995.
                                              (Incorporated by reference to Exhibit 5(c) to Post-Effective
                                              Amendment No. 36 to the Registration Statement.)

                                 Part C - Page 4

                                      (c)(1)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Small Company Value Fund, and Scudder Kemper Investments,
                                              Inc. dated December 31, 1997, is filed herein.

                                      (c)(2)  Form of an Investment Management Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder Kemper
                                              Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 58 to the Registration
                                              Statement.)

                                      (d)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Micro Cap Fund, and Scudder, Stevens & Clark, Inc. dated
                                              August 12, 1996.
                                              (Incorporated by reference to Exhibit 5(d) to Post-Effective
                                              Amendment No. 40 to the Registration Statement.)

                                      (d)(1)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Micro Cap Fund, and Scudder Kemper Investments, Inc. dated
                                              December 31, 1997, is filed herein.

                                      (d)(2)  Form of an Investment Management Agreement between the Registrant, on behalf of Scudder Micro Cap Fund, and Scudder Kemper Investments,
                                              Inc. dated September 7, 1998. (Incorporated by reference to
                                              Post-Effective Amendment No. 58 to the Registration Statement.)

                                      (e)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder 21st Century Growth Fund, and Scudder, Stevens & Clark, Inc.
                                              dated September 9, 1996.
                                              (Incorporated by reference to Exhibit 5(e) to Post-Effective
                                              Amendment No. 41 to the Registration Statement.)

                                      (e)(1)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Financial Services Fund, and Scudder, Stevens & Clark, Inc.
                                              dated September 30, 1997.
                                              (Incorporated by reference to Post-Effective Amendment No. 50 to the
                                              Registration Statement.)

                                      (e)(2)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Health Care Fund, and Scudder, Stevens & Clark, Inc. dated
                                              December 4, 1997.
                                              (Incorporated by reference to Exhibit 5(e)(2) to Post-Effective
                                              Amendment  No. 55 to the Registration Statement.)

                                      (e)(3)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Technology Fund, and Scudder, Stevens & Clark, Inc. dated
                                              December 4, 1997.
                                              (Incorporated by reference to Exhibit 5(e)(3) to Post-Effective
                                              Amendment No. 55 to the Registration Statement.)

                                      (e)(4)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder 21st Century Growth Fund, and Scudder Kemper Investments,
                                              Inc. dated December 31, 1997, is filed herein.

                                 Part C - Page 5

                                      (e)(5)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Financial Services Fund, and Scudder Kemper Investments,
                                              Inc. dated December 31, 1997.
                                              (Incorporated by reference to Exhibit 5(e)(5) to Post-Effective
                                              Amendment No. 57 to the Registration Statement.)

                                      (e)(6)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Technology Fund, and Scudder Kemper Investments, Inc. dated
                                              January 5, 1998.
                                              (Incorporated by reference to Exhibit 5(e)(6) to Post-Effective
                                              Amendment No. 57 to the Registration Statement.)

                                      (e)(7)  Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Health Care Fund, and Scudder Kemper Investments, Inc. dated
                                              January 5, 1998.
                                              (Incorporated by reference to Exhibit 5(e)(7) to Post-Effective
                                              Amendment No. 57 to the Registration Statement.)

                                      (e)(8)  Form of an Investment Management Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder Kemper
                                              Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 58 to the Registration
                                              Statement.)

                                      (f)     Form of an Investment Management Agreement between the Registrant, on behalf of Scudder Financial Services Fund, and Scudder Kemper
                                              Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 58 to the Registration
                                              Statement.)

                                      (g)     Form of an Investment Management Agreement between the Registrant, on behalf of Scudder Health Care Fund, and Scudder Kemper
                                              Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 58 to the Registration
                                              Statement.)

                                      (h)     Form of an Investment Management Agreement between the Registrant, on behalf of Scudder Technology Fund, and Scudder Kemper
                                              Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 58 to the Registration
                                              Statement.)

                             6.       (a)     Underwriting Agreement between the Registrant, on behalf of Scudder
                                              Development Fund, and Scudder Investor Services, Inc., formerly
                                              Scudder Fund Distributors, Inc., dated December 31, 1985.
                                              (Incorporated by reference to Exhibit 6 to Post-Effective Amendment
                                              No. 25 to the Registration Statement.)

                                      (b)     Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., dated September 30, 1995.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                             7.               Inapplicable.

                                 Part C - Page 6

                             8.       (a)(1)  Custodian Contract between the Registrant, on behalf of Scudder
                                              Development Fund, and Brown Brothers Harriman & Co. dated April 1,
                                              1980.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 8(a)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (a)(3)  Custodian Contract between the Registrant and State Street Bank and
                                              Trust Company dated September 6, 1995.
                                              (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (a)(4)  Fee schedule for Exhibit 8(a)(3).
                                              (Incorporated by reference to Exhibit 8(a)(4) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (b)(1)  Subcustodian Agreement between Brown Brothers Harriman & Co. and The
                                              Bank of New York, London office, dated January 30, 1979.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (b)(2)  Fee schedule for Exhibit 8(b)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated October 2, 1989.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (a)(3)  Service Agreement between Copeland Associates, Inc., on behalf of
                                              Scudder Development Fund, and Scudder Service Corporation dated June
                                              8, 1995.
                                              (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (a)(4)  Revised fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by reference to Exhibit 9(a)(4) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                                      (b)(1)  COMPASS Service Agreement between the Registrant and Scudder Trust
                                              Company dated January 1, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (b)(2)  Fee schedule for Exhibit 9(b)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                 Part C - Page 7

                                      (b)(3)  COMPASS Service Agreement between the Registrant and Scudder Trust
                                              Company.
                                              (Incorporated by reference to Exhibit 9(b)(3) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                                      (d)     Shareholder Services Agreement between the Registrant and Charles
                                              Schwab & Co., Inc. dated June 1, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (e)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder Fund Accounting Corporation
                                              dated March 21, 1995.
                                              (Incorporated by reference to Exhibit 9(e) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (f)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder Fund Accounting
                                              Corporation dated October 6, 1995.
                                              (Incorporated by reference to Exhibit 9(f) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                                      (g)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Micro Cap Fund, and Scudder Fund Accounting Corporation
                                              dated August 12, 1996.
                                              (Incorporated by reference to Exhibit 9(g) to Post-Effective
                                              Amendment No. 41 to the Registration Statement.)

                                      (h)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder Fund Accounting
                                              Corporation dated September 9, 1996.
                                              (Incorporated by reference to Exhibit 9(h) to Post-Effective
                                              Amendment No. 41 to the Registration Statement.)

                                      (h)(1)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Financial Services Fund, and Scudder Fund Accounting
                                              Corporation dated September 11, 1997.
                                              (Incorporated by reference to Post-Effective Amendment No. 50 to the
                                              Registration Statement.)

                                      (h)(2)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Health Care Fund, and Scudder Fund Accounting Corporation
                                              dated December 4, 1997.
                                              (Incorporated by reference to Exhibit 9(h)(2) to Post-Effective
                                              Amendment No. 57 to the Registration Statement.)

                                      (h)(3)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Technology Fund, and Scudder Fund Accounting Corporation
                                              dated December 4, 1997.
                                              (Incorporated by reference to Exhibit 9(h)(3) to Post-Effective
                                              Amendment No. 57 to the Registration Statement.)

                             10.              Inapplicable.

                             11.              Consent of Independent Accountants is filed herein.

                                 Part C - Page 8

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (b)     Scudder Individual Retirement Plan.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (b)(1)  Scudder IRA Custodian Disclosure Statement and Plan Agreement.
                                              To be filed by amendment.

                                      (c)     Scudder Funds 403(b) Plan.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (d)     Scudder Employer-Select 403(b) Plan.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Data.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                             17.              Article 6 Financial Data Schedules are filed herein.

                             18.              Inapplicable.

Item 25.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

                                 Part C - Page 9

Item 26.          Number of Holders of Securities (as of September 18, 1998).
--------          -----------------------------------------------------------

                                         (1)                                           (2)
                                   Title of Class                         Number of Record Shareholders
                                   --------------                         -----------------------------

                   Shares of beneficial interest
                        ($.01 par value)

                            Scudder Development Fund                                    81,473
                            Scudder Micro Cap Fund                                      10,907
                            Scudder Small Company Value Fund                            37,446
                            Scudder 21st Century Growth Fund                             9,794
                            Scudder Financial Services Fund                              5,669
                            Scudder Health Care Fund                                     8,979
                            Scudder Technology Fund                                      8,949

Item 27.          Indemnification
--------          ---------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc.
                  insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust
                  provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with
                  Trust Property or the acts, obligations or affairs of the Trust.  No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its
                  Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such
                  Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust.  If any
                  Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the
                  Trust, he shall not, on account thereof, be held to any personal liability.
                  The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such
                  Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said
                  Shareholder.  The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2.  Non-Liability of Trustees, Etc.  No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                                Part C - Page 10

                  Section 4.3.  Mandatory Indemnification.  (a)  Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i)  every person who is, or has been, a Trustee or officer of the
                  Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability"
                  and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series thereof,  or the
                  Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or

                                    (B) based upon a review of readily available facts (as
                           opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a)
                  of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting on the matter
                  (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                                Part C - Page 11

                           As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities.  Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**

                                Part C - Page 12

                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder
         Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area.
         Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William S. Baughman               Vice President                          None
         Two International Place
         Boston, MA 02110

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

                                Part C - Page 13

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          Vice President
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
         Two International Place           and Assistant Clerk
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         James J. McGovern                 Chief Financial Officer                 None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

                                Part C - Page 14

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Trustee, Vice President
         345 Park Avenue                   Legal Officer and Assistant Clerk       and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None               None                None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by
                  Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston,
                  MA 02110-4103.  Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North
                  Quincy, Massachusetts.  Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two
                  International Place, Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

                                Part C - Page 15

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.


                                Part C - Page 16

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 19th day of October, 1998.

                                      SCUDDER SECURITIES TRUST

                                      By  /s/Thomas F. McDonough
                                          ----------------------
                                          Thomas F. McDonough, Vice President
                                          and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Daniel Pierce
---------------------------------------
Daniel Pierce*                               President (Principal Executive               October 19, 1998
                                             Officer) and Trustee

/s/Paul Bancroft III
---------------------------------------
Paul Bancroft III*                           Trustee                                      October 19, 1998


/s/Sheryle J. Bolton
---------------------------------------
Sheryle J. Bolton*                           Trustee                                      October 19, 1998


/s/William T. Burgin
---------------------------------------
William T. Burgin*                           Trustee                                      October 19, 1998


/s/Thomas J. Devine
---------------------------------------
Thomas J. Devine*                            Trustee                                      October 19, 1998


/s/Keith R. Fox
---------------------------------------
Keith R. Fox*                                Trustee                                      October 19, 1998


/s/William H. Luers
---------------------------------------
William H. Luers*                            Trustee                                      October 19, 1998


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Wilson Nolen
---------------------------------------
Wilson Nolen*                                Trustee                                      October 19, 1998


/s/Joan Spero
---------------------------------------
Joan Spero*                                  Trustee                                      October 19, 1998


/s/Kathryn L. Quirk
---------------------------------------
Kathryn L. Quirk*                            Trustee, Vice President and Assistant        October 19, 1998
                                             Secretary


/s/John R. Hebble
---------------------------------------
John R. Hebble*                              Treasurer (Chief Financial Officer)          October 19, 1998



*By:  /s/Thomas F. McDonough
      ----------------------
      Thomas F. McDonough

Attorney-in-fact pursuant to power of
attorneys contained in the signature pages of Post-Effective Amendment No. 30 filed
August 26, 1991, Post-Effective Amendment
No. 37 filed April 4, 1996, Post-Effective
Amendment No. 40 filed August 12, 1996,
Post-Effective Amendment No. 44 filed
February 11, 1997, Post-Effective
Amendment No. 46 filed July 11, 1997,
Post-Effective Amendment No. 53 filed
October 31, 1997 and Post-Effective
Amendment No. 59 filed October 23, 1998.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 16th day of October, 1998.

                                          SCUDDER SECURITIES TRUST


                                          By  /s/ Thomas F. McDonough
                                              -----------------------
                                              Thomas F. McDonough,
                                              Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ John R. Hebble                          Treasurer                                    October 16, 1998.
--------------------------------------
John R. Hebble

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 16th day of October, 1998.


                                       SCUDDER SECURITIES TRUST

                                       By /s/Thomas F. McDonough
                                          ------------------------
                                          Thomas F. McDonough,
                                          Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----



/s/Joan Spero
--------------------------------------
Joan Spero                                  Trustee                                      October 16, 1998.

                                                               File No. 2-36238
                                                               File No. 811-2021



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 59

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 43

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                            SCUDDER SECURITIES TRUST

                            SCUDDER SECURITIES TRUST

                                  EXHIBIT INDEX

                                 Exhibit 5(c)(1)
                                 Exhibit 5(d)(1)
                                 Exhibit 5(e)(4)
                                   Exhibit 11
                                   Exhibit 17

                                        2